UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1. Schedules of Investments.

Schedule of Investments (Unaudited)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

July 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES—97.26%

AEROSPACE & DEFENSE—2.68%
Boeing Co. (The)
3.50%, 02/15/15	$100	$107,188
Lockheed Martin Corp.
4.85%, 09/15/41	50	58,044
Raytheon Co.
3.13%, 10/15/20	50	53,684
United Technologies Corp.
1.80%, 06/01/17	50	51,649
3.10%, 06/01/22	75	80,315
5.70%, 04/15/40	50	66,306

		417,186
AGRICULTURE—1.39%
Archer-Daniels-Midland Co.
5.77%, 03/01/41	25	32,894
Philip Morris International Inc.
5.65%, 05/16/18	150	183,959

		216,853
AUTO MANUFACTURERS—0.25%
Daimler Finance North America LLC
8.50%, 01/18/31	25	39,197

		39,197
BANKS—28.63%
Bank of America Corp.
4.50%, 04/01/15	150	157,327
5.00%, 05/13/21	100	107,794
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	100	103,887
Bank of Nova Scotia
3.40%, 01/22/15(a)	100	105,875
Barclays Bank PLC
2.75%, 02/23/15	100	101,259
BB&T Corp.
2.05%, 04/28/14 (Call 03/28/14)	100	102,187
BNP Paribas SA
3.60%, 02/23/16(a)	75	77,411
Citigroup Inc.
5.38%, 08/09/20(a)	25	27,626
6.13%, 11/21/17(a)	150	170,871
6.38%, 08/12/14	200	215,783
6.88%, 03/05/38	50	62,868
Credit Suisse New York
5.50%, 05/01/14	100	106,753
Deutsche Bank AG London
3.25%, 01/11/16	25	25,952
6.00%, 09/01/17	50	57,793
Goldman Sachs Group Inc. (The)
3.63%, 02/07/16	25	25,545
5.13%, 01/15/15	50	52,995
5.75%, 01/24/22	50	54,615

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

July 31, 2012

6.00%, 05/01/14	100	106,626
6.15%, 04/01/18	75	83,914
6.25%, 02/01/41	100	108,922
HSBC Holdings PLC
4.00%, 03/30/22	25	26,606
5.10%, 04/05/21	75	85,167
6.50%, 09/15/37	100	117,037
J.P. Morgan Chase & Co.
3.15%, 07/05/16	100	104,795
4.35%, 08/15/21	175	190,102
4.65%, 06/01/14	100	106,009
5.60%, 07/15/41	50	59,597
Lloyds TSB Bank PLC
4.20%, 03/28/17	50	52,372
Morgan Stanley
3.80%, 04/29/16(a)	100	99,143
5.75%, 01/25/21	150	151,091
6.00%, 04/28/15	100	105,827
6.63%, 04/01/18	100	106,919
National Australia Bank Ltd. New York
1.60%, 08/07/15	25	25,212
Northern Trust Corp.
2.38%, 08/02/22	25	25,076
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)(b)	150	158,273
Rabobank Nederland
3.38%, 01/19/17(a)	50	52,709
3.88%, 02/08/22	50	52,246
Royal Bank of Canada
1.45%, 10/30/14	50	50,811
Royal Bank of Scotland Group PLC
4.88%, 03/16/15	100	104,590
Toronto-Dominion Bank (The)
2.38%, 10/19/16	75	78,147
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	150	157,037
UBS AG Stamford
5.88%, 12/20/17	100	115,284
Wells Fargo & Co.
1.00%, 06/15/16(c)	75	81,419
3.50%, 03/08/22	125	132,963
3.75%, 10/01/14	150	158,749
4.60%, 04/01/21	100	114,253
Westpac Banking Corp.
4.88%, 11/19/19	75	84,203

		4,451,640
BEVERAGES—3.14%
Anheuser-Busch InBev Worldwide Inc.
8.20%, 01/15/39	50	85,060
Coca-Cola Co. (The)
1.80%, 09/01/16(a)	100	103,610
Diageo Capital PLC
1.50%, 05/11/17	75	76,295
PepsiCo Inc.
4.00%, 03/05/42	50	55,384
7.90%, 11/01/18	125	168,579

		488,928

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

July 31, 2012

CHEMICALS—0.87%
E.I. du Pont de Nemours and Co.
3.63%, 01/15/21	100	111,015
Praxair Inc.
2.20%, 08/15/22	25	25,020

		136,035
COMPUTERS—2.98%
Hewlett-Packard Co.
1.55%, 05/30/14	100	99,944
4.05%, 09/15/22	50	50,036
4.65%, 12/09/21(a)	75	77,934
International Business Machines Corp.
0.55%, 02/06/15(a)	100	100,147
7.63%, 10/15/18	100	135,541

		463,602
COSMETICS & PERSONAL CARE—0.99%
Procter & Gamble Co. (The)
1.45%, 08/15/16	150	153,580

		153,580
DIVERSIFIED FINANCIAL SERVICES—9.95%
American Express Co.
8.13%, 05/20/19	125	169,281
American Express Credit Corp.
2.38%, 03/24/17	75	78,632
Caterpillar Financial Services Corp.
6.13%, 02/17/14	150	162,670
ConocoPhillips Canada Funding Co. I
5.63%, 10/15/16	50	59,278
Credit Suisse (USA) Inc.
5.38%, 03/02/16	75	83,585
General Electric Capital Corp.
2.15%, 01/09/15	75	76,906
2.25%, 11/09/15	50	51,450
5.63%, 09/15/17	150	175,566
5.88%, 01/14/38	125	150,917
HSBC Finance Corp.
6.68%, 01/15/21	50	55,390
John Deere Capital Corp.
0.88%, 04/17/15	50	50,246
2.25%, 04/17/19	75	77,908
Merrill Lynch & Co. Inc.
6.50%, 07/15/18	75	84,434
6.88%, 04/25/18	100	115,158
Toyota Motor Credit Corp.
2.00%, 09/15/16	150	155,132

		1,546,553

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

July 31, 2012

ELECTRIC—3.32%
Duke Energy Carolinas LLC
5.30%, 02/15/40	75	96,096
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	50	56,378
Georgia Power Co.
4.30%, 03/15/42	50	56,160
Pacific Gas & Electric Co.
6.05%, 03/01/34	100	133,491
Progress Energy Carolinas
5.30%, 01/15/19	50	60,651
Southern California Edison Co.
Series 08-A
5.95%, 02/01/38	50	69,306
Virginia Electric and Power Co.
8.88%, 11/15/38	25	44,288

		516,370
ELECTRONICS—1.32%
Honeywell International Inc.
5.30%, 03/01/18	100	120,293
Koninklijke Philips Electronics NV
5.00%, 03/15/42	50	57,500
Thermo Fisher Scientific Inc.
3.60%, 08/15/21 (Call 05/15/21)	25	26,709

		204,502
ENGINEERING & CONSTRUCTION—0.17%
ABB Finance (USA) Inc.
2.88%, 05/08/22	25	25,982

		25,982
FOOD—0.32%
Unilever Capital Corp.
0.85%, 08/02/17	50	49,544

		49,544
HEALTH CARE - PRODUCTS—1.49%
Baxter International Inc.
5.90%, 09/01/16	30	35,737
Becton, Dickinson and Co.
3.13%, 11/08/21(a)	50	53,249
Covidien International Finance SA
6.55%, 10/15/37	25	36,250
Medtronic Inc.
3.00%, 03/15/15(a)	100	105,721

		230,957
HEALTH CARE - SERVICES—1.86%
Aetna Inc.
6.50%, 09/15/18	50	62,583
UnitedHealth Group Inc.
6.00%, 02/15/18	100	122,355
WellPoint Inc.
3.70%, 08/15/21 (Call 05/15/21)	100	105,053

		289,991

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

July 31, 2012

INSURANCE—3.38%
ACE INA Holdings Inc.
2.60%, 11/23/15	100	104,560
Allstate Corp. (The)
7.45%, 05/16/19	50	65,220
Berkshire Hathaway Finance Corp.
5.75%, 01/15/40	50	63,825
Berkshire Hathaway Inc.
1.90%, 01/31/17	50	51,644
MetLife Inc.
6.75%, 06/01/16(a)	150	177,088
Travelers Companies Inc. (The)
5.35%, 11/01/40	50	63,162

		525,499
INTERNET—0.18%
Google Inc.
3.63%, 05/19/21	25	28,283

		28,283
MACHINERY—0.42%
Caterpillar Inc.
5.20%, 05/27/41	50	64,932

		64,932
MEDIA—0.57%
Thomson Reuters Corp.
6.50%, 07/15/18	25	30,816
Walt Disney Co. (The)
Series E
4.13%, 12/01/41(a)	50	57,522

		88,338
MINING—1.98%
BHP Billiton Finance (USA) Ltd.
4.13%, 02/24/42	50	55,642
6.50%, 04/01/19	50	64,370
Rio Tinto Finance (USA) Ltd.
6.50%, 07/15/18	150	187,169

		307,181
OIL & GAS—5.43%
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	50	53,968
4.75%, 04/15/43 (Call 10/15/42)	35	41,232
BP Capital Markets PLC
3.63%, 05/08/14	150	157,780
4.74%, 03/11/21	50	59,442

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

July 31, 2012

Chevron Corp.
4.95%, 03/03/19	75	91,223
ConocoPhillips
6.50%, 02/01/39	100	145,098
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 11/15/22)	50	51,904
Shell International Finance BV
6.38%, 12/15/38	75	112,467
Total Capital
2.30%, 03/15/16	125	130,549

		843,663
OIL & GAS SERVICES—0.25%
Halliburton Co.
7.45%, 09/15/39	25	39,376

		39,376
PHARMACEUTICALS—7.42%
Abbott Laboratories
5.30%, 05/27/40	50	66,800
5.88%, 05/15/16	75	88,567
Allergan Inc.
3.38%, 09/15/20	20	21,831
AstraZeneca PLC
6.45%, 09/15/37	50	71,648
GlaxoSmithKline Capital Inc.
5.65%, 05/15/18	125	152,512
Johnson & Johnson
2.15%, 05/15/16	75	78,778
5.95%, 08/15/37	25	36,128
Merck & Co. Inc.
5.00%, 06/30/19	150	181,714
Novartis Capital Corp.
2.90%, 04/24/15	50	53,052
Novartis Securities Investment Ltd.
5.13%, 02/10/19	25	30,197
Pfizer Inc.
6.20%, 03/15/19	100	127,775
7.20%, 03/15/39	50	80,675
Sanofi
4.00%, 03/29/21	50	57,100
Teva Pharmaceutical Finance Co. BV
2.40%, 11/10/16	50	52,391
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	50	54,469

		1,153,637
PIPELINES—0.72%
TransCanada PipeLines Ltd.
3.80%, 10/01/20	100	112,130

		112,130
REAL ESTATE INVESTMENT TRUSTS—0.77%
Simon Property Group LP
5.65%, 02/01/20 (Call 11/01/19)	100	119,378

		119,378

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

July 31, 2012

RETAIL—4.81%
Home Depot Inc. (The)
5.88%, 12/16/36	75	100,773
Lowe’s Companies Inc.
3.80%, 11/15/21 (Call 08/15/21)(a)	75	81,635
McDonald’s Corp.
5.35%, 03/01/18	75	90,330
Target Corp.
4.00%, 07/01/42	25	26,591
6.00%, 01/15/18	100	123,501
Wal-Mart Stores Inc.
1.50%, 10/25/15	100	102,744
6.50%, 08/15/37	150	223,047

		748,621
SEMICONDUCTORS—0.53%
Intel Corp.
3.30%, 10/01/21	75	81,808

		81,808
SOFTWARE—1.71%
Microsoft Corp.
3.00%, 10/01/20	100	110,751
Oracle Corp.
5.25%, 01/15/16(a)	50	57,573
5.38%, 07/15/40	75	98,045

		266,369
TELECOMMUNICATIONS—9.50%
America Movil SAB de CV
5.00%, 03/30/20	100	116,646
AT&T Inc.
2.50%, 08/15/15	150	158,145
5.35%, 09/01/40	150	183,435
5.80%, 02/15/19	50	61,900
6.30%, 01/15/38	50	66,145
Cellco Partnership/Verizon Wireless Capital LLC
5.55%, 02/01/14	50	53,518
8.50%, 11/15/18	25	34,794
Cisco Systems Inc.
4.45%, 01/15/20	125	147,147
5.50%, 01/15/40	25	33,142
France Telecom SA
4.13%, 09/14/21	100	108,162
Verizon Communications Inc.
2.00%, 11/01/16(a)	100	104,501
3.50%, 11/01/21(a)	100	110,465
6.40%, 02/15/38	50	68,408
8.95%, 03/01/39	50	86,991
Vodafone Group PLC
4.15%, 06/10/14	50	53,111
5.45%, 06/10/19	75	90,857

		1,477,367

Schedule of Investments (Unaudited) (Continued)

iSHARES® Aaa - A RATED CORPORATE BOND FUND

July 31, 2012

TRANSPORTATION—0.23%
United Parcel Service Inc.
6.20%, 01/15/38	25	36,211

		36,211

TOTAL CORPORATE BONDS & NOTES
(Cost: $14,673,990)		15,123,713

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.42%

MONEY MARKET FUNDS—7.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(d)(e)	642,151	642,151
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(b)(d)(e)	59,197	59,197
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(d)	452,882	452,882

		1,154,230

TOTAL SHORT-TERM INVESTMENTS		1,154,230

(Cost: $1,154,230)
TOTAL INVESTMENTS IN SECURITIES—104.68%		16,277,943
(Cost: $15,828,220)
Other Assets, Less Liabilities—(4.68)%		(727,851)

NET ASSETS—100.00%		$15,550,092

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

July 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES—98.66%

AEROSPACE & DEFENSE—0.53%
L-3 Communications Corp.
4.95%, 02/15/21 (Call 11/15/20)	$50	$54,836

		54,836
AGRICULTURE—2.03%
Altria Group Inc.
9.70%, 11/10/18	50	71,330
10.20%, 02/06/39	50	86,092
Lorillard Tobacco Co.
3.50%, 08/04/16	50	52,486

		209,908
AIRLINES—0.75%
Continental Airlines Inc.
6.75%, 09/15/15 (Call 09/15/12)(a)	75	78,000

		78,000
AUTO PARTS & EQUIPMENT—0.54%
Johnson Controls Inc.
5.50%, 01/15/16	50	56,354

		56,354
BANKS—7.76%
Bank of America Corp.
5.42%, 03/15/17	100	105,082
5.75%, 08/15/16	50	53,141
Capital One Capital V
10.25%, 08/15/39	50	51,750
Capital One Financial Corp.
4.75%, 07/15/21	50	55,824
Citigroup Inc.
5.00%, 09/15/14	25	26,009
5.50%, 02/15/17	25	26,705
5.88%, 02/22/33	50	50,334

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

July 31, 2012

Credit Suisse New York
5.40%, 01/14/20	25	26,835
Fifth Third Bancorp
3.50%, 03/15/22	75	77,220
Goldman Sachs Group Inc. (The)
6.75%, 10/01/37	50	50,488
HBOS PLC
6.00%, 11/01/33(a)	25	19,217
KeyCorp
3.75%, 08/13/15	50	53,184
Morgan Stanley
4.75%, 04/01/14	50	50,822
Regions Financial Corp.
7.75%, 11/10/14	50	55,000
Royal Bank of Scotland Group PLC
5.00%, 10/01/14	50	50,374
SunTrust Banks Inc.
3.60%, 04/15/16 (Call 03/15/16)	50	52,428

		804,413
BIOTECHNOLOGY—2.37%
Amgen Inc.
2.50%, 11/15/16	100	104,360
5.15%, 11/15/41 (Call 05/15/41)	75	83,959
Gilead Sciences Inc.
4.40%, 12/01/21 (Call 09/01/21)	50	56,846

		245,165
BUILDING MATERIALS—0.54%
Masco Corp.
7.13%, 03/15/20	50	55,854

		55,854
CHEMICALS—2.83%
Dow Chemical Co. (The)
7.38%, 11/01/29	75	102,673
7.60%, 05/15/14	50	55,625
Ecolab Inc.
3.00%, 12/08/16	25	26,631
LyondellBasell Industries NV
5.00%, 04/15/19 (Call 01/15/19)	100	108,500

		293,429
COAL—0.48%
Peabody Energy Corp.
6.25%, 11/15/21(a)	50	49,375

		49,375
COMMERCIAL SERVICES—0.50%
UR Financing Escrow Corp.
5.75%, 07/15/18 (Call 07/15/15)(a)	50	52,250

		52,250

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

July 31, 2012

COMPUTERS—0.53%
Seagate HDD Cayman
7.75%, 12/15/18 (Call 12/15/14)	50	55,375

		55,375
DIVERSIFIED FINANCIAL SERVICES—6.19%
Ford Motor Credit Co. LLC
5.00%, 05/15/18	200	212,500
7.00%, 10/01/13	25	26,562
Goldman Sachs Capital I
6.35%, 02/15/34	50	48,900
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.00%, 01/15/18 (Call 01/15/14)	25	26,563
International Lease Finance Corp.
5.88%, 04/01/19	20	20,796
8.75%, 03/15/17	75	87,281
Jefferies Group Inc.
5.13%, 04/13/18	50	49,000
Nomura Holdings Inc.
6.70%, 03/04/20	50	56,693
SLM Corp.
8.45%, 06/15/18	100	113,250

		641,545
ELECTRIC—6.41%
AES Corp. (The)
8.00%, 10/15/17	75	87,188
Calpine Corp.
7.88%, 07/31/20 (Call 07/31/15)(a)	50	56,375
Dominion Resources Inc.
4.45%, 03/15/21	50	57,978
Dubai Electricity & Water Authority
8.50%, 04/22/15(a)	100	112,250
Duke Energy Corp.
6.30%, 02/01/14	50	54,068
Exelon Generation Co. LLC
6.20%, 10/01/17	75	87,981
FirstEnergy Corp. Series C
7.38%, 11/15/31	50	66,313
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	25	32,763
NRG Energy Inc.
7.63%, 01/15/18	50	53,250
Progress Energy Inc.
4.40%, 01/15/21 (Call 10/15/20)	50	56,452

		664,618
ELECTRONICS—0.52%
Agilent Technologies Inc.
5.00%, 07/15/20	25	28,533
Thermo Fisher Scientific Inc.
2.25%, 08/15/16	25	25,784

		54,317

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

July 31, 2012

ENVIRONMENTAL CONTROL—1.37%
Republic Services Inc.
5.25%, 11/15/21	75	89,321
Waste Management Inc.
2.60%, 09/01/16	50	52,175

		141,496
FOOD—4.36%
General Mills Inc.
5.65%, 02/15/19	50	61,166
Kellogg Co.
4.00%, 12/15/20	50	55,670
Kraft Foods Group Inc.
5.00%, 06/04/42(a)	25	28,251
Kraft Foods Inc.
6.50%, 08/11/17	100	122,616
6.50%, 02/09/40	50	68,980
Kroger Co. (The)
6.15%, 01/15/20	50	60,300
Safeway Inc.
6.35%, 08/15/17	50	54,960

		451,943
FOREST PRODUCTS & PAPER—0.92%
International Paper Co.
7.95%, 06/15/18	75	95,788

		95,788

GAS—0.50%
Sempra Energy
2.30%, 04/01/17	50	51,573

		51,573
HEALTH CARE - PRODUCTS—0.52%
Boston Scientific Corp.
4.50%, 01/15/15	50	53,551

		53,551
HEALTH CARE - SERVICES—1.85%
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	50	53,857
Fresenius Medical Care US Finance II Inc.
5.63%, 07/31/19(a)	50	53,688
HCA Inc.
6.50%, 02/15/20	75	83,812

		191,357
HOUSEHOLD PRODUCTS & WARES—1.06%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
7.88%, 08/15/19 (Call 08/15/15)	100	110,250

		110,250

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

July 31, 2012

INSURANCE—4.34%
Allstate Corp. (The)
6.13%, 05/15/67 (Call 05/15/17)(b)	25	25,250
American International Group Inc.
8.18%, 05/15/68 (Call 05/15/38)(b)	50	56,750
8.25%, 08/15/18	100	122,312
AXA SA
8.60%, 12/15/30	25	27,250
Hartford Financial Services Group Inc.
6.00%, 01/15/19	50	54,626
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	25	28,139
MetLife Inc.
6.40%, 12/15/66 (Call 12/15/31)	25	25,500
Prudential Financial Inc.
5.38%, 06/21/20	25	28,500
Series D
4.75%, 09/17/15	75	81,481

		449,808
IRON & STEEL—1.67%
ArcelorMittal SA
4.50%, 02/25/17	100	98,628
6.25%, 02/25/22	50	49,959
Cliffs Natural Resources Inc.
4.88%, 04/01/21	25	24,884

		173,471
LODGING—0.54%
Wynn Las Vegas LLC
7.75%, 08/15/20 (Call 08/15/15)	50	55,500

		55,500
MANUFACTURING—0.98%
Bombardier Inc.
5.75%, 03/15/22(a)	50	50,250
Tyco Electronics Group SA
3.50%, 02/03/22	50	51,674

		101,924
MEDIA—12.89%
CCO Holdings LLC/CCO Holdings Capital Corp.
6.50%, 04/30/21 (Call 04/30/15)	75	81,187
Comcast Corp.
5.90%, 03/15/16	75	86,885
6.95%, 08/15/37	100	137,165
CSC Holdings LLC
6.75%, 11/15/21(a)	25	27,250
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
3.50%, 03/01/16	50	53,299
5.00%, 03/01/21	50	57,148
5.15%, 03/15/42	25	27,004
Discovery Communications LLC
5.05%, 06/01/20	50	58,088
DISH DBS Corp.
6.75%, 06/01/21	50	54,688
7.13%, 02/01/16	25	27,594

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

July 31, 2012

NBCUniversal Media LLC
5.15%, 04/30/20	75	88,680
News America Inc.
6.15%, 02/15/41	75	95,225
Time Warner Cable Inc.
6.75%, 06/15/39	75	98,758
8.25%, 04/01/19	100	134,077
Time Warner Inc.
5.88%, 11/15/16	75	88,861
7.70%, 05/01/32	75	103,756
Viacom Inc.
3.88%, 12/15/21	75	81,987
7.88%, 07/30/30	25	34,312

		1,335,964
MINING—5.38%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)	75	76,938
Barrick Gold Corp.
3.85%, 04/01/22	75	78,891
FMG Resources (August 2006) Pty Ltd.
6.88%, 02/01/18 (Call 02/01/14)(a)	75	75,750
Freeport-McMoRan Copper & Gold Inc.
3.55%, 03/01/22 (Call 12/01/21)	50	50,116
Newmont Mining Corp.
3.50%, 03/15/22 (Call 12/15/21)	50	50,980
Southern Copper Corp.
6.75%, 04/16/40	25	28,561
Teck Resources Ltd.
3.00%, 03/01/19	50	50,185
Vale Overseas Ltd.
6.25%, 01/23/17	75	85,922
6.88%, 11/21/36	50	60,154

		557,497
OFFICE & BUSINESS EQUIPMENT—1.02%
Xerox Corp.
4.25%, 02/15/15	100	105,948

		105,948

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

July 31, 2012

OIL & GAS—10.16%
Anadarko Finance Co.
7.50%, 05/01/31	50	65,319
Anadarko Petroleum Corp.
6.38%, 09/15/17	50	59,531
Canadian Natural Resources Ltd.
5.70%, 05/15/17	50	58,913
Cenovus Energy Inc.
5.70%, 10/15/19	50	60,047
Chesapeake Energy Corp.
6.78%, 03/15/19 (Call 11/15/12)	75	73,500
Devon Energy Corp.
4.75%, 05/15/42 (Call 11/15/41)	50	55,340
Encana Corp.
5.90%, 12/01/17	50	57,768
Ensco PLC
4.70%, 03/15/21	50	55,847
Hess Corp.
5.60%, 02/15/41	25	28,436
Marathon Oil Corp.
5.90%, 03/15/18	25	29,651
Marathon Petroleum Corp.
5.13%, 03/01/21	50	57,210
Nabors Industries Inc.
9.25%, 01/15/19	50	65,333
Newfield Exploration Co.
5.63%, 07/01/24	25	26,656
Nexen Inc.
6.40%, 05/15/37	25	31,445
Noble Energy Inc.
8.25%, 03/01/19	25	32,370
Phillips 66
4.30%, 04/01/22(a)	50	54,580
Suncor Energy Inc.
6.50%, 06/15/38	50	64,930
Talisman Energy Inc.
5.50%, 05/15/42 (Call 11/15/41)	25	27,593
Transocean Inc.
6.38%, 12/15/21	75	89,511
Valero Energy Corp.
6.13%, 02/01/20	50	59,644

		1,053,624
OIL & GAS SERVICES—0.64%
Weatherford International Ltd.
9.63%, 03/01/19	50	65,826

		65,826
PACKAGING & CONTAINERS—0.51%
Ball Corp.
5.00%, 03/15/22	50	52,875

		52,875
PHARMACEUTICALS—1.08%
Express Scripts Holding Co.
3.13%, 05/15/16	75	78,911
6.13%, 11/15/41(a)	25	32,970

		111,881

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

July 31, 2012

PIPELINES—4.73%
El Paso Corp.
7.00%, 06/15/17	50	57,291
Energy Transfer Equity LP
7.50%, 10/15/20	25	28,563
Energy Transfer Partners LP
6.50%, 02/01/42 (Call 08/01/41)	50	57,058
Enterprise Products Operating LLC
4.85%, 08/15/42 (Call 02/15/42)	25	26,769
5.20%, 09/01/20	75	87,698
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	50	58,454
6.95%, 01/15/38	25	31,059
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	50	58,272
Plains All American Pipeline LP
5.15%, 06/01/42 (Call 12/01/41)	25	28,434
Williams Partners LP
5.25%, 03/15/20	50	57,098

		490,696
REAL ESTATE INVESTMENT TRUSTS—2.36%
American Tower Corp.
4.50%, 01/15/18	50	53,624
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	50	53,933
ERP Operating LP
4.63%, 12/15/21	50	56,416
HCP Inc.
3.75%, 02/01/16	50	52,774
Ventas Realty LP/Ventas Capital Corp.
4.75%, 06/01/21 (Call 03/01/21)	25	27,574

		244,321
RETAIL—2.24%
CVS Caremark Corp.
5.75%, 06/01/17	50	59,877
5.75%, 05/15/41 (Call 11/15/40)	25	32,090
Limited Brands Inc.
5.63%, 02/15/22	50	52,375
Macy’s Retail Holdings Inc.
5.90%, 12/01/16	50	58,172
Yum! Brands Inc.
6.25%, 03/15/18	25	30,109

		232,623

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

July 31, 2012

TELECOMMUNICATIONS—6.00%
British Telecommunications PLC
9.63%, 12/15/30	25	39,747
CenturyLink Inc.
7.65%, 03/15/42	50	51,373
Deutsche Telekom International Finance BV
8.75%, 06/15/30	50	73,760
Frontier Communications Corp.
8.25%, 04/15/17	50	54,750
Nokia OYJ
5.38%, 05/15/19	25	19,401
Qwest Communications International Inc.
8.00%, 10/01/15 (Call 10/01/12)	25	26,375
Rogers Communications Inc.
6.80%, 08/15/18	25	31,313
Sprint Nextel Corp.
9.00%, 11/15/18(a)	50	58,375
Telecom Italia Capital SA
5.25%, 10/01/15	50	49,750
7.72%, 06/04/38	50	44,125
Telefonica Emisiones SAU
4.95%, 01/15/15	75	73,219
5.46%, 02/16/21	50	45,062
Windstream Corp.
7.88%, 11/01/17	50	54,937

		622,187
TRANSPORTATION—1.56%
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	25	28,781
CSX Corp.
4.75%, 05/30/42 (Call 11/30/41)	50	54,753
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	75	77,868

		161,402

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,963,637)		10,226,944

Schedule of Investments (Unaudited) (Continued)

iSHARES® Baa - Ba RATED CORPORATE BOND FUND

July 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS—2.70%

MONEY MARKET FUNDS—2.70%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	279,794	279,794

		279,794

TOTAL SHORT-TERM INVESTMENTS
(Cost: $279,794)		279,794

TOTAL INVESTMENTS IN SECURITIES—101.36%
(Cost: $10,243,431)		10,506,738
Other Assets, Less Liabilities—(1.36)%		(140,495)

NET ASSETS—100.00%		$10,366,243

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® B - Ca RATED CORPORATE BOND FUND

July 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES—94.92%

ADVERTISING—0.50%
Visant Corp.
10.00%, 10/01/17 (Call 10/01/13)	$50	$50,375

		50,375
AEROSPACE & DEFENSE—0.82%
TransDigm Inc.
7.75%, 12/15/18 (Call 12/15/14)	75	83,625

		83,625
AIRLINES—0.49%
Air Canada
9.25%, 08/01/15 (Call 08/31/12)(a)	50	50,125

		50,125
APPAREL—0.53%
Hanesbrands Inc.
6.38%, 12/15/20 (Call 12/15/15)	50	53,438

		53,438
AUTO MANUFACTURERS—0.23%
Navistar International Corp.
8.25%, 11/01/21 (Call 11/01/14)	25	23,438

		23,438
AUTO PARTS & EQUIPMENT—1.74%
Goodyear Tire & Rubber Co. (The)
7.00%, 05/15/22 (Call 05/15/17)	100	102,125
Tomkins LLC/Tomkins Inc.
9.00%, 10/01/18 (Call 10/01/14)	23	25,559
Visteon Corp.
6.75%, 04/15/19 (Call 04/15/14)	50	48,625

		176,309
BANKS—6.54%
Ally Financial Inc.
4.50%, 02/11/14	100	103,125
6.25%, 12/01/17	75	81,094
8.00%, 11/01/31	100	119,750
CIT Group Inc.
4.75%, 02/15/15(a)	100	104,011
5.25%, 04/01/14(a)	100	104,250
5.25%, 03/15/18	75	79,406
Royal Bank of Scotland Group PLC
7.64%, 12/31/49 (Call 09/29/17)(b)	100	72,500

		664,136

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND FUND

July 31, 2012

BUILDING MATERIALS—0.26%
Ply Gem Industries Inc.
8.25%, 02/15/18 (Call 02/15/14)	25	25,938

		25,938
CHEMICALS—3.02%
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC
8.88%, 02/01/18 (Call 02/01/14)	50	50,625
Huntsman International LLC
8.63%, 03/15/21 (Call 09/15/15)	75	86,250
Ineos Finance PLC
7.50%, 05/01/20 (Call 05/01/15)(a)	100	101,500
Ineos Group Holdings PLC
8.50%, 02/15/16 (Call 08/31/12)(a)	75	67,875

		306,250
COAL—2.34%
Arch Coal Inc.
7.00%, 06/15/19 (Call 06/15/15)	100	87,250
CONSOL Energy Inc.
8.00%, 04/01/17 (Call 04/01/14)	100	105,750
Murray Energy Corp.
10.25%, 10/15/15 (Call 12/15/12)(a)	50	44,500

		237,500
COMMERCIAL SERVICES—3.65%
Ceridian Corp.
11.25%, 11/15/15 (Call 08/31/12)	50	49,000
Emergency Medical Services Corp.
8.13%, 06/01/19 (Call 06/01/14)	50	53,187
Hertz Corp. (The)
6.75%, 04/15/19 (Call 04/15/15)	75	78,750
RSC Equipment Rental Inc.
8.25%, 02/01/21 (Call 02/01/16)	50	54,250
TransUnion LLC/TransUnion Financing Corp.
11.38%, 06/15/18 (Call 06/15/14)	25	29,438
UR Financing Escrow Corp.
7.63%, 04/15/22 (Call 04/15/17)(a)	100	106,375

		371,000
COMPUTERS—1.05%
SunGard Data Systems Inc.
7.38%, 11/15/18 (Call 11/15/13)	100	106,250

		106,250
DISTRIBUTION & WHOLESALE—1.34%
HD Supply Inc.
11.00%, 04/15/20 (Call 04/15/16)(a)	50	54,500
McJunkin Red Man Corp.
9.50%, 12/15/16 (Call 12/15/12)	75	81,187

		135,687

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND FUND

July 31, 2012

DIVERSIFIED FINANCIAL SERVICES—1.30%
Nuveen Investments Inc.
10.50%, 11/15/15 (Call 08/31/12)	50	50,750
Springleaf Finance Corp.
6.90%, 12/15/17	100	81,500

		132,250
ELECTRIC—3.44%
Edison Mission Energy
7.00%, 05/15/17	100	54,500
Energy Future Intermediate Holding Co. LLC/EFIH Finance Inc.
10.00%, 12/01/20 (Call 12/01/15)	125	137,656
GenOn Energy Inc.
9.50%, 10/15/18	75	82,688
Texas Competitive Electric Holdings Co. LLC/TCEH Finance Inc.
11.50%, 10/01/20 (Call 04/01/16)(a)	100	74,000

		348,844
ENTERTAINMENT—0.53%
AMC Entertainment Inc.
9.75%, 12/01/20 (Call 12/01/15)	50	54,250

		54,250
FOOD—2.44%
ARAMARK Corp.
8.50%, 02/01/15 (Call 08/31/12)	100	102,376
Del Monte Corp.
7.63%, 02/15/19 (Call 02/15/14)	50	49,625
Post Holdings Inc.
7.38%, 02/15/22 (Call 02/15/17)(a)	50	52,125
SUPERVALU Inc.
8.00%, 05/01/16	50	43,062

		247,188
GAS—1.04%
Sabine Pass LNG LP
7.50%, 11/30/16	100	105,375

		105,375
HEALTH CARE - PRODUCTS—1.81%
Biomet Inc.
11.63%, 10/15/17 (Call 10/15/12)	100	107,625
Kinetic Concepts Inc./KCI USA Inc.
10.50%, 11/01/18 (Call 11/01/15)(a)	50	52,875
12.50%, 11/01/19 (Call 11/01/15)(a)	25	23,000

		183,500
HEALTH CARE - SERVICES—6.58%
Community Health Systems Inc.
8.00%, 11/15/19 (Call 11/15/15)	100	108,250
DaVita Inc.
6.38%, 11/01/18 (Call 11/01/13)	75	79,687
HCA Holdings Inc.
7.75%, 05/15/21 (Call 11/15/15)	100	108,875
HCA Inc.
6.38%, 01/15/15	100	107,562
7.50%, 02/15/22	50	56,125

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND FUND

July 31, 2012

Health Management Associates Inc.
7.38%, 01/15/20 (Call 01/15/16)(a)	50	53,938
IASIS Healthcare LLC
8.38%, 05/15/19 (Call 05/15/14)	50	49,000
Tenet Healthcare Corp.
8.00%, 08/01/20 (Call 08/01/15)	50	52,500
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II Inc.
8.00%, 02/01/18 (Call 02/01/14)	50	52,250

		668,187
HOLDING COMPANIES - DIVERSIFIED—0.81%
Offshore Group Investments Ltd.
11.50%, 08/01/15 (Call 02/01/13)	75	82,500

		82,500
HOME BUILDERS—1.05%
K. Hovnanian Enterprises Inc.
10.63%, 10/15/16 (Call 10/15/12)	50	52,000
Shea Homes LP/Shea Homes Funding Corp.
8.63%, 05/15/19 (Call 05/15/15)	50	54,375

		106,375
HOUSEHOLD PRODUCTS & WARES—1.83%
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC
9.88%, 08/15/19 (Call 08/15/15)(a)	175	185,500

		185,500
INTERNET—0.26%
Zayo Escrow Corp.
8.13%, 01/01/20 (Call 07/01/15)(a)	25	26,438

		26,438
LODGING—4.28%
Ameristar Casinos Inc.
7.50%, 04/15/21 (Call 04/15/15)	50	53,875
Caesars Entertainment Operating Co. Inc.
12.75%, 04/15/18 (Call 04/15/14)	50	36,750
CityCenter Holdings LLC/CityCenter Finance Corp.
7.63%, 01/15/16 (Call 01/15/14)	75	79,031
Harrah’s Operating Co. Inc.
11.25%, 06/01/17 (Call 06/01/13)	100	108,250
MGM Resorts International
6.63%, 07/15/15	75	77,531
8.63%, 02/01/19 (a)	75	79,407

		434,844
MANUFACTURING—0.81%
RBS Global Inc./Rexnord LLC
8.50%, 05/01/18 (Call 05/01/14)	75	82,687

		82,687

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND FUND

July 31, 2012

MEDIA—5.65%
Cablevision Systems Corp.
8.63%, 09/15/17	75	85,687
Cengage Learning Acquisitions Inc.
10.50%, 01/15/15 (Call 08/31/12)(a)	50	34,500
Cequel Communications Holdings I LLC/Cequel Capital Corp.
8.63%, 11/15/17 (Call 11/15/12)(a)	75	80,813
Clear Channel Communications Inc.
9.00%, 03/01/21 (Call 03/01/16)	50	41,750
10.75%, 08/01/16 (Call 08/31/12)	75	43,500
Clear Channel Worldwide Holdings Inc.
7.63%, 03/15/20 (Call 03/15/15)(a)	100	95,750
Sirius XM Radio Inc.
8.75%, 04/01/15(a)	100	113,500
Univision Communications Inc.
6.88%, 05/15/19 (Call 05/15/15)(a)	75	78,000

		573,500
MINING—1.81%
Inmet Mining Corp.
8.75%, 06/01/20 (Call 06/01/16)(a)	50	49,250
Molycorp Inc.
10.00%, 06/01/20 (Call 06/01/16)(a)	25	23,500
Novelis Inc.
8.75%, 12/15/20 (Call 12/15/15)	100	111,000

		183,750
OFFICE & BUSINESS EQUIPMENT—0.79%
CDW LLC/CDW Finance Corp.
12.54%, 10/12/17 (Call 10/15/12)	75	80,438

		80,438
OIL & GAS—7.07%
ATP Oil & Gas Corp.
11.88%, 05/01/15 (Call 05/01/13)	50	19,250
Concho Resources Inc.
5.50%, 10/01/22 (Call 10/01/17)	75	75,938
Denbury Resources Inc.
8.25%, 02/15/20 (Call 02/15/15)	75	84,375
Energy XXI Gulf Coast Inc.
9.25%, 12/15/17 (Call 12/15/14)	50	55,375
Forest Oil Corp.
7.25%, 06/15/19 (Call 08/31/12)	50	48,250
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (Call 11/01/15)(a)	125	123,750
MEG Energy Corp.
6.50%, 03/15/21 (Call 03/15/15)(a)	50	51,875
PetroBakken Energy Ltd.
8.63%, 02/01/20 (Call 02/01/16)(a)	50	50,250
Plains Exploration & Production Co.
6.75%, 02/01/22 (Call 02/01/17)	75	80,250
Samson Investment Co.
9.75%, 02/15/20 (Call 02/15/16)(a)	75	77,812
SandRidge Energy Inc.
7.50%, 03/15/21 (Call 03/15/16)	50	51,000

		718,125

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND FUND

July 31, 2012

OIL & GAS SERVICES—0.98%
Expro Finance Luxembourg SCA
8.50%, 12/15/16 (Call 12/15/13)(a)	100	99,250

		99,250
PACKAGING & CONTAINERS—1.38%
Berry Plastics Corp.
9.75%, 01/15/21 (Call 01/15/16)	50	56,000
Sealed Air Corp.
8.13%, 09/15/19 (Call 09/15/15)(a)	75	84,187

		140,187
PHARMACEUTICALS—1.80%
Valeant Pharmaceuticals International Inc.
7.00%, 10/01/20 (Call 10/01/15)(a)	125	129,062
Warner Chilcott Co. LLC
7.75%, 09/15/18 (Call 09/15/14)	50	54,063

		183,125
PIPELINES—1.06%
Everest Acquisition LLC/Everest Acquisition Finance Inc.
9.38%, 05/01/20 (Call 05/01/16)(a)	100	107,625

		107,625
REAL ESTATE—1.07%
Realogy Corp.
7.63%, 01/15/20 (Call 01/15/16)(a)	50	53,687
Toys R Us Property Co. I LLC
10.75%, 07/15/17 (Call 07/15/13)	50	55,250

		108,937
RETAIL—3.34%
Burger King Corp.
9.88%, 10/15/18 (Call 10/15/14)	75	85,969
Inergy LP/Inergy Finance Corp.
7.00%, 10/01/18 (Call 10/01/14)	75	77,437
Michaels Stores Inc.
7.75%, 11/01/18 (Call 11/01/14)	50	53,562
Rite Aid Corp.
9.50%, 06/15/17 (Call 08/31/12)	75	76,781
Sears Holdings Corp.
6.63%, 10/15/18	50	44,813

		338,562
SEMICONDUCTORS—1.05%
Freescale Semiconductor Inc.
9.25%, 04/15/18 (Call 04/15/14)(a)	100	107,000

		107,000
SOFTWARE—3.52%
First Data Corp.
7.38%, 06/15/19 (Call 06/15/15)(a)	75	78,281
11.25%, 03/31/16 (Call 08/31/12)	50	47,625
12.63%, 01/15/21 (Call 01/15/16)	150	151,500
Infor US Inc.
9.38%, 04/01/19 (Call 04/01/15)(a)	75	80,250

		357,656

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND FUND

July 31, 2012

TELECOMMUNICATIONS—16.02%
Alcatel-Lucent USA Inc.
6.45%, 03/15/29	50	28,500
Avaya Inc.
9.75%, 11/01/15 (Call 08/31/12)	100	78,000
Cincinnati Bell Inc.
8.38%, 10/15/20 (Call 10/15/15)	50	52,125
Clearwire Communications LLC/Clearwire Finance Inc.
12.00%, 12/01/15 (Call 12/01/12)(a)	125	118,125
CommScope Inc.
8.25%, 01/15/19 (Call 01/15/15)(a)	75	78,469
Cricket Communications Inc.
7.75%, 10/15/20 (Call 10/15/15)	75	71,625
Crown Castle International Corp.
9.00%, 01/15/15 (Call 01/15/13)	50	54,531
Hughes Satellite Systems Corp.
7.63%, 06/15/21	76	83,980
Intelsat (Luxembourg) SA
11.25%, 02/04/17 (Call 02/15/13)	200	208,000
Intelsat Jackson Holdings SA
7.25%, 10/15/20 (Call 10/15/15)(a)	50	53,125
7.50%, 04/01/21 (Call 04/01/16)	100	107,000
Level 3 Financing Inc.
8.13%, 07/01/19 (Call 07/01/15)	75	78,937
9.38%, 04/01/19 (Call 04/01/15)	50	54,750
MetroPCS Wireless Inc.
7.88%, 09/01/18 (Call 09/01/14)	75	79,500
Nextel Communications Inc.
Series D
7.38%, 08/01/15 (Call 08/13/12)	100	100,750
NII Capital Corp.
7.63%, 04/01/21 (Call 04/01/16)	100	76,500
Sprint Capital Corp.
6.88%, 11/15/28	100	89,500
Sprint Nextel Corp.
6.00%, 12/01/16	50	50,625
8.38%, 08/15/17	100	109,250
West Corp.
7.88%, 01/15/19 (Call 11/15/14)	50	53,313

		1,626,605
TRANSPORTATION—0.69%
CEVA Group PLC
11.50%, 04/01/18 (Call 04/01/14)(a)	75	70,219

		70,219

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,550,977)		9,636,988

Schedule of Investments (Unaudited) (Continued)

iSHARES® B - Ca RATED CORPORATE BOND FUND

July 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS—3.49%

MONEY MARKET FUNDS—3.49%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)
	354,154	354,154

		354,154

TOTAL SHORT-TERM INVESTMENTS
(Cost: $354,154)		354,154

TOTAL INVESTMENTS IN SECURITIES—98.41%
(Cost: $9,905,131)		9,991,142
Other Assets, Less Liabilities—1.59%		161,609

NET ASSETS—100.00%		$10,152,751

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	Variable rate security. Rate shown is as of report date.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS CMBS BOND FUND

July 31, 2012

Security	Principal (000s)	Value

COLLATERALIZED MORTGAGE OBLIGATIONS—97.32%

MORTGAGE-BACKED SECURITIES—97.32%
Banc of America Merrill Lynch Commercial Mortgage Inc.
Series 2004-1, Class A4
4.76%, 11/10/39	$465	$483,879
Series 2005-4, Class A5A
4.93%, 07/10/45	650	713,498
Series 2005-6, Class A4
5.19%, 09/10/47(a)	335	375,731
Series 2006-2, Class AAB
5.71%, 05/10/45(a)	127	132,562
Series 2006-5, Class A4
5.41%, 09/10/47	600	676,016
Series 2006-5, Class AM
5.45%, 09/10/47	350	345,465
Series 2007-1, Class A3
5.45%, 01/15/49	348	367,565
Series 2007-2, Class A4
5.63%, 04/10/49(a)	700	812,080
Series 2007-2, Class AAB
5.58%, 04/10/49(a)	275	292,592
Series 2008-1, Class A4
6.21%, 02/10/51(a)	130	155,689
Bear Stearns Commercial Mortgage Securities
Series 2004-PWR6, Class A6
4.83%, 11/11/41	750	808,267
Series 2005-PW10, Class AAB
5.38%, 12/11/40	137	141,679
Series 2005-PWR9, Class A4A
4.87%, 09/11/42	650	716,064
Series 2006-PW13, Class AJ
5.61%, 09/11/41(a)	365	321,127
Series 2007-PW18, Class AM
6.08%, 06/11/50(a)	400	434,619
Series 2007-T28, Class AJ
5.96%, 09/11/42 (Call 10/07/17)(a)	140	122,195
CFCRE Commercial Mortgage Trust
Series 2011-C2, Class A2
3.06%, 12/15/47	145	153,136
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class A4
5.70%, 12/10/49(a)	300	347,382
Series 2007-C6, Class ASB
5.70%, 12/10/49(a)	140	148,969
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class AJ
5.22%, 07/15/44(a)	230	228,775
Series 2006-CD2, Class AM
5.35%, 01/15/46 (Call 01/11/18)(a)	525	545,128
Series 2006-CD3, Class A5
5.62%, 10/15/48	700	789,845
Series 2007-CD4, Class AMFX
1.00%, 12/11/49(a)	200	199,178

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CMBS BOND FUND

July 31, 2012

Commercial Mortgage Loan Trust
Series 2008-LS1, Class A4B
6.00%, 12/10/49(a)	500	580,847
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4
5.81%, 12/10/49(a)	650	763,183
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class A4
4.83%, 11/15/37	340	365,322
Series 2005-C1, Class A4
5.01%, 02/15/38(a)	436	472,871
Series 2005-C3, Class A3
4.65%, 07/15/37	120	124,926
Series 2005-C6, Class AM
5.23%, 12/15/40(a)	375	406,694
Credit Suisse Mortgage Capital Certificates
Series 2006-C2, Class A2
5.66%, 03/15/39(a)	376	384,505
Series 2006-C2, Class A3
5.66%, 03/15/39(a)	650	713,640
Series 2007-C3, Class A4
5.68%, 06/15/39(a)	345	381,115
GE Capital Commercial Mortgage Corp.
Series 2005-C4, Class AM
5.31%, 11/10/45(a)	150	156,239
Series 2007-C1, Class A4
5.54%, 12/10/49	310	342,457
GMAC Commercial Mortgage Securities Inc.
Series 2004-C2, Class A4
5.30%, 08/10/38 (Call 08/01/14)(a)	983	1,054,058
Greenwich Capital Commercial Funding Corp.
Series 2004-GG1, Class A7
5.32%, 06/10/36(a)	725	764,289
Series 2005-GG5, Class A41
5.24%, 04/10/37(a)	500	514,605
Series 2005-GG5, Class A5
5.22%, 04/10/37(a)	300	329,762
Series 2007-GG9, Class A4
5.44%, 03/10/39	450	508,765
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.40%, 08/10/38(a)	350	374,419
Series 2006-GG8, Class A4
5.56%, 11/10/39	340	389,117
Series 2007-GG10, Class A4
5.79%, 08/10/45(a)	1,000	1,124,969
Series 2012-GC6, Class A3
3.48%, 01/10/45	200	210,240
Series 2012-GCJ7, Class A4
3.38%, 05/10/45	250	263,641
J.P. Morgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class A4
4.92%, 10/15/42(a)	250	274,780
Series 2005-LDP4, Class AM
5.00%, 10/15/42(a)	210	225,510
Series 2006-CB16, Class AM
5.59%, 05/12/45	150	160,314
Series 2006-CB17, Class A4
5.43%, 12/12/43	400	451,455
Series 2006-LDP7, Class A4
5.87%, 04/15/45(a)	800	915,190
Series 2006-LDP8, Class A4
5.40%, 05/15/45	330	376,911

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CMBS BOND FUND

July 31, 2012

Series 2006-LDP9, Class A3
5.34%, 05/15/47	300	336,727
Series 2006-LDP9, Class AM
5.37%, 05/15/47	400	392,391
Series 2007-CB18, Class A4
5.44%, 06/12/47	450	512,772
Series 2007-CB19, Class A3
5.73%, 02/12/49(a)	530	568,240
Series 2007-LD11, Class A4
5.81%, 06/15/49(a)	305	333,835
Series 2007-LDPX, Class A3
5.42%, 01/15/49	205	232,546
LB Commercial Conduit Mortgage Trust
Series 2007-C3, Class A4
5.88%, 07/15/44(a)	650	756,331
LB-UBS Commercial Mortgage Trust
Series 2005-C2, Class AJ
5.21%, 04/15/30 (Call 12/11/15)(a)	400	409,474
Series 2005-C3, Class AJ
4.84%, 07/15/40	300	297,727
Series 2005-C5, Class A4
4.95%, 09/15/30	579	638,382
Series 2005-C7, Class AAB
5.17%, 11/15/30	118	122,882
Series 2005-C7, Class AM
5.26%, 11/15/40(a)	460	502,117
Series 2006-C4, Class A4
5.87%, 06/15/38(a)	845	970,516
Series 2006-C4, Class AAB
5.84%, 06/15/32(a)	122	128,998
Series 2006-C6, Class A4
5.37%, 09/15/39	700	805,478
Series 2006-C6, Class AAB
5.34%, 09/15/39	210	223,934
Series 2006-C7, Class AM
5.38%, 11/15/38	250	252,964
Series 2007-C2, Class A3
5.43%, 02/15/40	450	509,029
Series 2007-C2, Class AAB
5.35%, 02/15/40	378	401,522
Series 2007-C6, Class AM
6.11%, 07/15/40(a)	320	329,307
Merrill Lynch Mortgage Trust
Series 2003-KEY1, Class A4
5.24%, 11/12/35(a)	355	368,559
Series 2005-CKI1, Class AJ
5.22%, 11/12/37(a)	275	264,480
Series 2008-C1, Class A4
5.69%, 02/12/51	125	144,423
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AM
5.20%, 12/12/49(a)	190	190,735
Morgan Stanley Capital I Inc.
Series 2005-HQ6, Class A4A
4.99%, 08/13/42	800	880,944
Series 2005-HQ6, Class AJ
5.07%, 08/13/42(a)	275	278,240
Series 2005-IQ9, Class A5
4.70%, 07/15/56	250	269,428
Series 2005-IQ10, Class A4A
5.23%, 09/15/42(a)	560	613,849
Series 2006-HQ9, Class A4
5.73%, 07/12/44(a)	650	745,996

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS CMBS BOND FUND

July 31, 2012

Series 2006-IQ11, Class A4
5.72%, 10/15/42(a)	330	373,236
Series 2006-T23, Class A4
5.81%, 08/12/41(a)	325	380,870
Series 2007-IQ14, Class A2
5.61%, 04/15/49	283	297,135
Series 2007-IQ16, Class AM
6.10%, 12/12/49(a)	200	216,316
Series 2007-T25, Class A2
5.51%, 11/12/49	214	218,292
Series 2007-T25, Class A3
5.51%, 11/12/49(a)	240	276,328
Series 2011-C3, Class A3
4.05%, 07/15/49	250	275,774
UBS Commercial Mortgage Trust
Series 2012-C1, Class A3
3.40%, 05/10/45	250	262,706
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1, Class A3
3.60%, 01/10/45	115	123,824
Wells Fargo Bank/Wachovia Bank Commercial Mortgage Trust
Series 2005-C18, Class A4
4.94%, 04/15/42	345	377,175
Series 2006-C25, Class A5
5.74%, 05/15/43(a)	425	489,411
Series 2006-C28, Class AM
5.60%, 10/15/48(a)	180	182,375
Series 2007-C30, Class A5
5.34%, 12/15/43	725	791,379
Series 2007-C32, Class A3
5.74%, 06/15/49(a)	650	718,292

		39,406,204

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost: $39,126,124)		39,406,204

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.02%

MONEY MARKET FUNDS—1.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	412,374	412,374

		412,374

TOTAL SHORT-TERM INVESTMENTS
(Cost: $412,374)		412,374

TOTAL INVESTMENTS IN SECURITIES—98.34%
(Cost: $39,538,498)		39,818,578
Other Assets, Less Liabilities—1.66%		673,587

NET ASSETS—100.00%		$40,492,165

(a)	Variable rate security. Rate shown is as of report date.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS GNMA BOND FUND

July 31, 2012

Security	Principal (000s)	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS—99.49%

MORTGAGE-BACKED SECURITIES—99.49%
Federal National Mortgage Association
3.00%, 05/01/27	$29	$31,036
3.00%, 08/01/27(a)	25	26,355
3.50%, 08/01/27(a)	50	53,141
4.00%, 08/01/27(a)	30	32,086
4.50%, 08/01/27(a)	30	32,287
Government National Mortgage Association
3.50%, 04/20/42	298	323,903
3.50%, 08/01/42(a)	280	303,923
4.00%, 12/15/41	79	86,602
4.00%, 03/15/42	265	291,585
4.00%, 08/01/42(a)	510	560,442
4.50%, 07/15/40	683	755,304
4.50%, 08/01/42(a)	700	774,594
5.00%, 07/15/39	369	409,894
5.00%, 08/01/42(a)	480	533,475
5.50%, 10/15/38	371	414,283
6.00%, 09/20/38	362	408,395

		5,037,305

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
(Cost: $5,006,181)		5,037,305

Security	Shares	Value

SHORT-TERM INVESTMENTS—45.75%

MONEY MARKET FUNDS—45.75%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	2,316,431	2,316,431

		2,316,431

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,316,431)		2,316,431

TOTAL INVESTMENTS IN SECURITIES—145.24%
(Cost: $7,322,612)		7,353,736
Other Assets, Less Liabilities—(45.24)%		(2,290,691)

NET ASSETS—100.00%		$5,063,045

(a)	To-be-announced (TBA). See Note 1.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS TIPS BOND FUND

July 31, 2012

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS—99.70%
U.S. Treasury Inflation-Indexed Bonds
0.13%, 04/15/16(a)	$535,028	$561,862,902
0.13%, 04/15/17(a)	242,977	259,150,082
0.13%, 01/15/22(a)	658,382	711,257,794
0.13%, 07/15/22	174,888	189,753,480
0.50%, 04/15/15(a)	498,738	521,960,805
0.63%, 04/15/13(a)	28,541	28,684,032
0.63%, 07/15/21(a)	1,007,883	1,141,269,672
0.75%, 02/15/42(a)	208,654	233,920,749
1.13%, 01/15/21(a)	1,639,914	1,916,137,558
1.25%, 04/15/14(a)	376,829	391,195,712
1.25%, 07/15/20(a)	867,565	1,023,184,108
1.38%, 07/15/18(a)	431,685	500,214,650
1.38%, 01/15/20(a)	598,223	705,809,945
1.63%, 01/15/15(a)	661,437	707,737,348
1.63%, 01/15/18(a)	424,207	490,953,598
1.75%, 01/15/28(a)	447,233	579,726,231
1.88%, 07/15/13(a)	232,065	238,337,540
1.88%, 07/15/15(a)	711,449	781,148,840
1.88%, 07/15/19(a)	513,389	622,804,623
2.00%, 01/15/14(a)	813,515	848,470,645
2.00%, 07/15/14(a)	632,764	673,992,118
2.00%, 01/15/16(a)	991,407	1,104,644,705
2.00%, 01/15/26(a)	569,351	747,361,764
2.13%, 01/15/19(a)	402,363	488,242,590
2.13%, 02/15/40(a)	372,137	557,972,787
2.13%, 02/15/41(a)	698,000	1,053,870,271
2.38%, 01/15/17(a)	531,166	618,558,926
2.38%, 01/15/25(a)	770,836	1,041,231,420
2.38%, 01/15/27(a)	425,501	588,122,680
2.50%, 07/15/16(a)	536,276	619,147,207
2.50%, 01/15/29(a)	403,361	579,201,118
2.63%, 07/15/17(a)	381,871	457,946,996
3.38%, 04/15/32	136,712	228,864,325
3.63%, 04/15/28(a)	540,960	861,731,581
3.88%, 04/15/29(a)	610,536	1,018,641,143

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $20,352,089,731)		23,093,109,945

Security	Shares	Value

SHORT-TERM INVESTMENTS—26.72%

MONEY MARKET FUNDS—26.72%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(c)(d)	5,188,659,777	5,188,659,777
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(b)(c)(d)	478,319,277	478,319,277
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	522,646,156	522,646,156

		6,189,625,210

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS TIPS BOND FUND

July 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,189,625,210)	6,189,625,210

TOTAL INVESTMENTS IN SECURITIES—126.42%
(Cost: $26,541,714,941)	29,282,735,155
Other Assets, Less Liabilities—(26.42)%	(6,119,699,923)

NET ASSETS—100.00%	$23,163,035,232

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS U.S. TREASURY BOND FUND

July 31, 2012

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS—99.04%
U.S. Treasury Bonds
3.13%, 11/15/41	$4,727	$5,271,739
3.13%, 02/15/42	737	821,980
4.38%, 02/15/38(a)	6,357	8,704,405
4.38%, 05/15/41	16,300	22,527,090
4.50%, 02/15/36	506	700,716
4.50%, 05/15/38(a)	6,685	9,331,246
6.25%, 08/15/23	4,890	7,199,840
6.25%, 05/15/30	3,677	5,916,854
6.75%, 08/15/26(a)	1,863	2,971,402
7.13%, 02/15/23(a)	12,063	18,671,025
U.S. Treasury Notes
0.38%, 06/30/13(a)	5,131	5,139,825
0.38%, 11/15/14(a)	7,661	7,685,745
0.88%, 11/30/16	24,287	24,679,961
0.88%, 07/31/19	5,000	4,962,100
1.00%, 10/31/16	6,658	6,801,302
1.38%, 11/30/18(a)	44,336	45,743,226
1.38%, 02/28/19(a)	5,799	5,973,897
1.88%, 02/28/14(a)	10,923	11,207,443
1.88%, 06/30/15	16,300	17,052,571
2.00%, 11/15/21(a)	822	864,456
2.13%, 08/15/21(a)	4,075	4,340,975
2.38%, 10/31/14(a)	43,406	45,489,923
2.38%, 02/28/15	2,609	2,750,091
3.13%, 05/15/21	8,150	9,388,718
3.25%, 03/31/17	28,462	31,985,312
3.38%, 07/31/13	24,450	25,223,598
4.25%, 11/15/13	37,979	39,953,530
4.25%, 08/15/14	3,548	3,837,588
4.50%, 02/15/16(a)	32,600	37,327,652
4.63%, 02/15/17	1,877	2,220,198
8.75%, 08/15/20(a)	4,238	6,732,910

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $409,143,032)		421,477,318

Security	Shares	Value

SHORT-TERM INVESTMENTS—34.97%

MONEY MARKET FUNDS—34.97%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(c)(d)	135,446,980	135,446,980
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(b)(c)(d)	12,486,250	12,486,250

Schedule of Investments (Unaudited) (Continued)

iSHARES® BARCLAYS U.S. TREASURY BOND FUND

July 31, 2012

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	889,415	889,415

		148,822,645

TOTAL SHORT-TERM INVESTMENTS
(Cost: $148,822,645)		148,822,645

TOTAL INVESTMENTS IN SECURITIES—134.01%
(Cost: $557,965,677)		570,299,963
Other Assets, Less Liabilities—(34.01)%		(144,720,549)

NET ASSETS—100.00%		$425,579,414

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® BARCLAYS 0-5 YEAR TIPS BOND FUND

July 31, 2012

Security	Principal (000s)	Value

U.S. GOVERNMENT OBLIGATIONS—99.89%
U.S. Treasury Inflation-Indexed Bonds
0.00%, 08/09/12	$338	$337,997
0.13%, 04/15/16	44,436	46,664,292
0.13%, 04/15/17(a)	18,183	19,393,315
0.50%, 04/15/15	25,291	26,468,376
0.63%, 04/15/13(a)	17,916	18,005,079
1.25%, 04/15/14(a)	18,596	19,304,976
1.63%, 01/15/15	25,414	27,193,029
1.88%, 07/15/13(a)	28,119	28,879,369
1.88%, 07/15/15(a)	22,084	24,247,522
2.00%, 01/15/14	29,338	30,598,527
2.00%, 07/15/14	26,021	27,716,174
2.00%, 01/15/16	21,442	23,890,898
2.38%, 01/15/17(a)	18,762	21,849,268
2.50%, 07/15/16(a)	21,635	24,978,586
2.63%, 07/15/17	16,084	19,288,303

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $357,294,358)		358,815,711

Security	Shares	Value

SHORT-TERM INVESTMENTS—21.83%

MONEY MARKET FUNDS—21.83%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(c)(d)	71,615,478	71,615,478
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(b)(c)(d)	6,601,910	6,601,910
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	211,060	211,060

		78,428,448

TOTAL SHORT-TERM INVESTMENTS
(Cost: $78,428,448)		78,428,448

TOTAL INVESTMENTS IN SECURITIES—121.72%
(Cost: $435,722,806)		437,244,159
Other Assets, Less Liabilities—(21.72)%		(78,012,844)

NET ASSETS—100.00%		$359,231,315

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FINANCIALS SECTOR BOND FUND

July 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES—95.56%

BANKS—57.45%
Bank of America Corp.
3.63%, 03/17/16	$200	$205,666
7.63%, 06/01/19	100	121,208
Bank of New York Mellon Corp. (The)
2.30%, 07/28/16	150	155,830
Bank of Nova Scotia
2.90%, 03/29/16	125	132,599
Barclays Bank PLC
5.13%, 01/08/20	100	108,911
5.20%, 07/10/14(a)	100	105,826
BB&T Corp.
3.20%, 03/15/16 (Call 02/16/16)	125	132,981
BNP Paribas SA
3.60%, 02/23/16(a)	125	129,019
Capital One Financial Corp.
6.75%, 09/15/17	150	181,690
Citigroup Inc.
4.45%, 01/10/17	75	80,141
4.75%, 05/19/15	300	317,790
6.88%, 03/05/38	100	125,736
Credit Suisse New York
5.40%, 01/14/20	100	107,339
5.50%, 05/01/14	100	106,753
Deutsche Bank AG London
6.00%, 09/01/17	100	115,586
Fifth Third Bancorp
3.63%, 01/25/16	100	106,492
Goldman Sachs Group Inc. (The)
5.25%, 07/27/21	100	104,810
6.00%, 05/01/14	250	266,564
6.75%, 10/01/37	150	151,462
HSBC Holdings PLC
4.00%, 03/30/22	50	53,212
6.50%, 09/15/37	100	117,037
J.P. Morgan Chase & Co.
2.05%, 01/24/14	200	202,869
3.15%, 07/05/16	200	209,590
5.60%, 07/15/41	100	119,193
KeyCorp
5.10%, 03/24/21	25	28,480
Lloyds TSB Bank PLC
4.20%, 03/28/17	50	52,372
Morgan Stanley
4.75%, 04/01/14(a)	150	152,465
5.75%, 01/25/21	300	302,182
National Australia Bank Ltd. New York
1.60%, 08/07/15	25	25,212
Northern Trust Corp.
2.38%, 08/02/22	25	25,076
PNC Funding Corp.
2.70%, 09/19/16 (Call 08/19/16)(b)	200	211,030
Rabobank Nederland
3.38%, 01/19/17	100	105,419
3.88%, 02/08/22	50	52,246

Schedule of Investments (Unaudited) (Continued)

iSHARES® FINANCIALS SECTOR BOND FUND

July 31, 2012

Royal Bank of Canada
1.45%, 10/30/14	100	101,622
Royal Bank of Scotland Group PLC
3.95%, 09/21/15	175	179,458
State Street Corp.
2.88%, 03/07/16(a)	100	106,622
SunTrust Banks Inc.
3.60%, 04/15/16 (Call 03/15/16)	75	78,642
Toronto-Dominion Bank (The)
2.38%, 10/19/16	50	52,098
U.S. Bancorp
2.20%, 11/15/16 (Call 10/14/16)	150	157,037
UBS AG Stamford
5.88%, 12/20/17	175	201,747
Wachovia Corp./Wells Fargo & Co.
5.50%, 08/01/35	50	56,974
Wells Fargo & Co.
3.75%, 10/01/14	250	264,581
4.60%, 04/01/21	200	228,505
Westpac Banking Corp.
4.88%, 11/19/19	100	112,271

		5,952,343
DIVERSIFIED FINANCIAL SERVICES—13.81%
American Express Co.
8.15%, 03/19/38	50	81,726
American Express Credit Corp.
2.38%, 03/24/17	25	26,211
Series C
7.30%, 08/20/13	150	160,248
Credit Suisse (USA) Inc.
5.85%, 08/16/16	75	84,916
General Electric Capital Corp.
2.25%, 11/09/15	200	205,798
Series A
6.75%, 03/15/32	200	258,271
HSBC Finance Corp.
5.00%, 06/30/15	75	80,694
6.68%, 01/15/21	75	83,084
Jefferies Group Inc.
6.88%, 04/15/21	50	51,500
Merrill Lynch & Co. Inc.
6.88%, 04/25/18	175	201,526
Nomura Holdings Inc.
6.70%, 03/04/20	75	85,040
SLM Corp.
8.00%, 03/25/20	100	111,500

		1,430,514

Schedule of Investments (Unaudited) (Continued)

iSHARES® FINANCIALS SECTOR BOND FUND

July 31, 2012

HEALTH CARE - SERVICES—3.97%
Aetna Inc.
6.63%, 06/15/36	50	67,071
Cigna Corp.
4.00%, 02/15/22 (Call 11/15/21)	100	107,714
Humana Inc.
7.20%, 06/15/18	25	30,392
UnitedHealth Group Inc.
4.63%, 11/15/41 (Call 05/15/41)	100	111,753
WellPoint Inc.
6.38%, 06/15/37	75	95,009

		411,939
INSURANCE—14.58%
Aflac Inc.
2.65%, 02/15/17(a)	75	77,774
Allstate Corp. (The)
5.20%, 01/15/42	25	29,829
5.55%, 05/09/35	25	30,676
American International Group Inc.
4.25%, 09/15/14	150	156,431
8.18%, 05/15/68 (Call 05/15/38)(c)	100	113,500
AXA SA
8.60%, 12/15/30	25	27,250
Berkshire Hathaway Finance Corp.
3.20%, 02/11/15	125	133,170
5.75%, 01/15/40	25	31,912
Chubb Corp. (The)
6.00%, 05/11/37	50	67,864
Genworth Financial Inc.
6.52%, 05/22/18	50	49,000
Hartford Financial Services Group Inc.
5.50%, 03/30/20	50	53,741
Lincoln National Corp.
8.75%, 07/01/19	100	128,513
Marsh & McLennan Companies Inc.
4.80%, 07/15/21 (Call 04/15/21)	100	112,555
MetLife Inc.
6.40%, 12/15/66 (Call 12/15/31)	50	51,000
6.75%, 06/01/16	100	118,059
Prudential Financial Inc.
5.80%, 11/16/41	50	55,138
7.38%, 06/15/19	100	124,584
Travelers Companies Inc. (The)
6.25%, 06/20/16	50	58,833
6.25%, 06/15/37	25	34,207
Willis North America Inc.
6.20%, 03/28/17	25	28,223
XLIT Ltd.
5.75%, 10/01/21	25	28,245

		1,510,504
REAL ESTATE—1.14%
Prologis LP
6.63%, 05/15/18	100	117,687

		117,687

Schedule of Investments (Unaudited) (Continued)

iSHARES® FINANCIALS SECTOR BOND FUND

July 31, 2012

REAL ESTATE INVESTMENT TRUSTS—4.61%
Boston Properties LP
3.70%, 11/15/18 (Call 08/15/18)	100	107,865
ERP Operating LP
4.63%, 12/15/21	50	56,416
HCP Inc.
3.75%, 02/01/16	50	52,774
5.38%, 02/01/21 (Call 12/01/20)	25	28,870
Health Care REIT Inc.
5.25%, 01/15/22 (Call 10/15/21)	50	55,833
Simon Property Group LP
5.65%, 02/01/20 (Call 11/01/19)	125	149,222
Ventas Realty LP/Ventas Capital Corp.
4.25%, 03/01/22	25	26,744

		477,724

TOTAL CORPORATE BONDS & NOTES
(Cost: $9,601,192)		9,900,711

Security	Shares	Value

SHORT-TERM INVESTMENTS—10.02%

MONEY MARKET FUNDS—10.02%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(b)(d)(e)	500,098	500,098
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(b)(d)(e)	46,102	46,102
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(d)	491,689	491,689

		1,037,889

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,037,889)		1,037,889

TOTAL INVESTMENTS IN SECURITIES—105.58%
(Cost: $10,639,081)		10,938,600
Other Assets, Less Liabilities—(5.58)%		(577,726)

NET ASSETS—100.00%		$10,360,874

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	Affiliated issuer. See Note 2.
(c)	Variable rate security. Rate shown is as of report date.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® FLOATING RATE NOTE FUND

July 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES(a)—98.48%

AEROSPACE & DEFENSE—0.84%
United Technologies Corp.
0.74%, 12/02/13	$1,500	$1,505,412
0.97%, 06/01/15	500	505,760

		2,011,172
AGRICULTURE—0.56%
Archer-Daniels-Midland Co.
0.63%, 08/13/12	1,350	1,350,176

		1,350,176
APPAREL—0.25%
VF Corp.
1.22%, 08/23/13	600	603,102

		603,102
AUTO MANUFACTURERS—1.89%
Daimler Finance North America LLC
1.07%, 03/28/14(b)	1,400	1,398,001
1.67%, 09/13/13(b)	200	201,123
Toyota Motor Credit Corp.
0.86%, 01/17/14	1,000	1,003,433
0.91%, 10/11/13	90	90,365
Volkswagen International Finance NV
1.07%, 04/01/14(b)(c)	600	600,465
1.22%, 03/21/14(b)	1,250	1,254,095

		4,547,482
AUTO PARTS & EQUIPMENT—0.25%
Johnson Controls Inc.
0.88%, 02/04/14	600	601,884

		601,884
BANKS—60.30%
Abbey National Treasury Services PLC
2.03%, 04/25/14(c)	1,000	971,612
ABN Amro Bank NV
2.22%, 01/30/14(b)	1,400	1,405,544
Achmea Hypotheekbank NV
0.82%, 11/03/14(b)	1,000	996,886
ANZ National International Ltd.
1.47%, 12/20/13(b)	300	301,586
Australia and New Zealand Banking Group Ltd.
1.20%, 01/10/14(b)	2,650	2,655,512
Bank of America Corp.
0.72%, 10/14/16(c)	400	354,522
0.80%, 08/15/16	300	261,596
0.80%, 09/15/14(c)	1,250	1,214,688
2.01%, 07/11/14(c)	1,245	1,239,117
Series L

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

July 31, 2012

1.87%, 01/30/14	1,250	1,249,449
Bank of America N.A.
0.75%, 06/15/16	1,250	1,130,859
0.77%, 06/15/17	750	656,379
Bank of Montreal
0.92%, 04/29/14	500	501,436
Bank of New York Mellon Corp. (The)
0.72%, 07/28/14	750	750,545
0.75%, 01/31/14	200	200,534
Bank of Nova Scotia
0.76%, 10/18/12	1,645	1,646,640
Bank of Tokyo-Mitsubishi UFJ
1.13%, 02/24/14(b)	250	250,096
Barclays Bank PLC
1.50%, 01/13/14	1,250	1,247,207
BB&T Corp.
1.15%, 04/28/14 (Call 03/28/14)	300	301,481
BBVA U.S. Senior SA Unipersonal
2.59%, 05/16/14	200	187,833
BNP Paribas SA
0.86%, 04/08/13	200	199,133
1.36%, 01/10/14(c)	2,000	1,976,896
3.22%, 12/20/14	2,000	2,034,910
BPCE SA
2.22%, 02/07/14(b)	200	199,553
Citigroup Inc.
0.59%, 03/07/14(c)	1,250	1,223,108
0.74%, 06/09/16(c)	2,100	1,858,872
0.75%, 11/05/14	500	484,732
1.32%, 02/15/13	1,850	1,850,205
1.39%, 04/01/14	1,600	1,584,766
2.47%, 08/13/13	1,305	1,318,980
Commonwealth Bank of Australia
0.75%, 09/17/14(b)	2,000	2,008,084
0.85%, 12/10/12(b)	400	400,447
0.97%, 06/25/14(b)	3,650	3,680,102
1.02%, 03/19/13(b)(c)	500	501,508
1.20%, 03/17/14(b)(c)	1,800	1,805,242
Credit Agricole SA
1.90%, 01/21/14(b)(c)	500	496,623
Credit Suisse New York
1.42%, 01/14/14(c)	750	750,677
Danske Bank A/S
1.51%, 04/14/14(b)	1,000	978,531
Dexia Credit Local SA
0.87%, 03/05/13(b)	300	291,970
Fifth Third Bank
0.58%, 05/17/13	750	747,356
FIH Erhvervsbank A/S
0.84%, 06/13/13(b)	1,900	1,901,326
Goldman Sachs Group Inc. (The)
0.92%, 03/22/16	3,950	3,645,905
0.96%, 01/12/15(c)	1,000	956,528
1.06%, 09/29/14	1,010	981,642
1.45%, 07/29/13(c)	1,000	1,001,240
1.47%, 02/07/14(c)	3,535	3,500,940
Series B
0.85%, 07/22/15(c)	1,500	1,404,042
HSBC Bank PLC
0.86%, 01/18/13(b)	1,000	1,000,846
0.90%, 05/15/13(b)	1,900	1,899,797
1.12%, 08/12/13(b)	1,100	1,101,111
1.26%, 01/17/14(b)	500	501,145

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

July 31, 2012

ING Bank NV
1.52%, 03/15/13(b)	1,250	1,253,260
1.78%, 10/18/13(b)(c)	1,000	1,003,250
1.87%, 06/09/14(b)	2,000	1,990,992
Intesa Sanpaolo SpA
2.87%, 02/24/14(b)	2,000	1,883,944
J.P. Morgan Chase & Co.
0.62%, 11/01/12	350	350,085
1.12%, 02/26/13	1,860	1,865,414
1.21%, 09/30/13	2,000	2,011,092
1.22%, 05/02/14	2,600	2,610,348
1.25%, 01/24/14	1,200	1,205,191
1.52%, 03/20/15	4,500	4,523,449
KfW
0.45%, 01/25/13	1,150	1,150,058
0.47%, 03/17/14	1,000	998,867
0.54%, 03/13/15	1,500	1,498,884
0.64%, 01/17/14	3,500	3,507,500
Landwirtschaftliche Rentenbank
0.49%, 02/12/13(b)	3,020	3,020,208
Morgan Stanley
0.76%, 01/09/14	3,200	3,091,840
0.91%, 10/18/16	1,600	1,411,658
0.94%, 10/15/15	2,304	2,104,418
1.43%, 04/29/13	1,450	1,441,755
2.05%, 01/24/14	1,000	985,180
2.97%, 05/14/13	1,250	1,257,207
National Australia Bank Ltd.
1.17%, 11/08/13(b)	500	501,375
1.18%, 04/11/14(b)(c)	4,350	4,356,007
1.40%, 07/25/14(b)	2,150	2,161,468
1.62%, 02/14/14	250	252,089
National City Bank
0.57%, 03/01/13	750	751,105
NIBC Bank NV
0.85%, 12/02/14(b)	1,250	1,239,200
Nordea Bank AB
1.36%, 01/14/14(b)	1,500	1,504,366
PNC Funding Corp.
0.65%, 01/31/14(c)(d)	255	253,782
RaboBank Nederland
0.65%, 07/25/13	1,000	1,000,073
Royal Bank of Canada
0.62%, 12/12/12	550	550,496
0.76%, 04/17/14	1,260	1,262,835
1.15%, 10/30/14	1,600	1,612,430
Royal Bank of Scotland Group PLC
Series 1
2.89%, 08/23/13	1,250	1,261,365
Societe Generale
1.51%, 04/11/14(b)	800	780,674
Standard Chartered PLC
1.42%, 05/12/14(b)	350	349,738
SunTrust Bank
0.76%, 08/24/15	1,000	952,588
Toronto-Dominion Bank (The)
0.63%, 07/26/13(c)	2,250	2,253,604
0.76%, 07/14/14	1,750	1,754,410
0.92%, 11/01/13	500	502,423
UBS AG Stamford
1.45%, 01/28/14	500	499,762
US Bank N.A.
0.67%, 10/26/12 (Call 09/26/12)	1,750	1,751,531

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

July 31, 2012

0.74%, 10/14/14	350	348,515
Wachovia Bank N.A./Wells Fargo & Co.
0.80%, 03/15/16	375	360,182
0.85%, 11/03/14(c)	500	492,602
Wachovia Corp./Wells Fargo & Co.
0.66%, 08/01/13	750	750,595
0.74%, 06/15/17	2,750	2,636,986
0.79%, 10/28/15	750	725,159
0.83%, 10/15/16	500	475,558
2.24%, 05/01/13	250	253,287
Wells Fargo & Co.
0.65%, 10/28/15	3,300	3,231,040
1.38%, 06/26/15	1,000	1,003,447
Wells Fargo Bank N.A.
0.68%, 05/16/16	1,000	960,156
Westpac Banking Corp.
0.66%, 12/14/12(b)	3,900	3,901,420
0.67%, 11/26/12(b)	500	499,940
0.75%, 09/10/14(b)	500	500,761
1.01%, 04/08/13(b)(c)	610	611,881
1.19%, 03/31/14(b)	1,450	1,452,765
1.20%, 12/09/13	1,950	1,962,874

		144,692,828
BEVERAGES—1.88%
Anheuser-Busch InBev Worldwide Inc.
0.82%, 07/14/14	700	703,527
1.00%, 01/27/14	505	508,788
1.19%, 03/26/13	500	502,379
Coca-Cola Co. (The)
0.42%, 03/14/14	1,500	1,501,981
PepsiCo Inc.
0.55%, 05/10/13	1,300	1,302,597

		4,519,272
CHEMICALS—0.27%
E.I. du Pont de Nemours and Co.
0.89%, 03/25/14	650	654,665

		654,665
COMPUTERS—1.46%
Hewlett-Packard Co.
0.59%, 09/13/12(c)	509	509,011
0.75%, 05/24/13	750	748,562
0.87%, 05/30/14	1,250	1,241,031
2.02%, 09/19/14	1,000	1,012,702

		3,511,306
COSMETICS & PERSONAL CARE—0.90%
Procter & Gamble Co. (The)
0.39%, 02/06/14	1,850	1,850,561
0.51%, 11/14/12	300	300,297

		2,150,858
DIVERSIFIED FINANCIAL SERVICES—14.25%
American Express Credit Corp.
1.00%, 06/12/15	1,000	1,015,504
1.32%, 06/24/14	340	342,455

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

July 31, 2012

1.95%, 06/19/13	550	556,499
American Honda Finance Corp.
0.69%, 08/28/12(b)	200	200,061
0.84%, 11/07/12(b)(c)	1,000	1,000,709
Bear Stearns Companies Inc. (The)/J.P. Morgan Chase & Co.
0.86%, 11/21/16	2,500	2,394,900
BRFkredit A/S
0.71%, 04/15/13(b)	550	549,864
Caterpillar Financial Services Corp.
0.82%, 02/09/15	500	501,877
Credit Suisse (USA) Inc.
0.71%, 04/12/13	1,365	1,365,640
General Electric Capital Corp.
0.59%, 12/20/13	1,250	1,244,094
0.62%, 05/08/13(c)	2,000	2,002,902
0.66%, 01/08/16	1,000	967,731
0.67%, 05/11/16	350	336,354
1.03%, 01/07/13(c)	2,000	2,005,642
1.07%, 06/19/13	750	754,099
1.09%, 04/07/14	2,000	2,001,456
1.15%, 04/24/14	1,500	1,501,626
1.31%, 01/07/14	800	804,330
1.34%, 05/09/16(c)	750	742,043
1.37%, 05/22/13	500	503,737
1.49%, 07/02/15	500	501,859
Series A
0.60%, 11/01/12	450	450,308
0.73%, 09/15/14	2,600	2,576,179
HSBC Finance Corp.
0.71%, 01/15/14(c)	2,100	2,077,259
0.82%, 09/14/12	250	250,004
0.90%, 06/01/16(c)	1,250	1,169,290
John Deere Capital Corp.
0.61%, 07/15/13	1,300	1,303,584
0.64%, 06/16/14	850	851,593
0.70%, 04/25/14	250	250,394
0.86%, 10/04/13	20	20,082
1.00%, 09/22/14	500	504,832
MassMutual Global Funding
0.96%, 09/27/13(b)	1,000	1,004,849
Merrill Lynch & Co. Inc. Series C
0.92%, 01/15/15	1,000	956,682
PACCAR Financial Corp.
0.70%, 04/05/13	250	250,756
SLM Corp.
0.75%, 01/27/14	750	725,702
Swedish Export Credit Corp.
1.22%, 08/14/14	500	501,504

		34,186,400
ELECTRIC—1.09%
DTE Energy Co.
1.17%, 06/03/13	600	601,502
Georgia Power Co.
0.73%, 01/15/13 (Call 08/31/12)	500	499,852
0.79%, 03/15/13 (Call 08/31/12)	500	500,038

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

July 31, 2012

Northeast Utilities
1.22%, 09/20/13	500	502,551
Pacific Gas & Electric Co.
0.92%, 11/20/12	500	500,755

		2,604,698
FOOD—0.61%
Campbell Soup Co.
1.00%, 08/01/14	500	500,990
General Mills Inc.
0.82%, 05/16/14	300	300,791
Kraft Foods Inc.
1.33%, 07/10/13	650	653,649

		1,455,430
GAS—0.27%
Sempra Energy
1.23%, 03/15/14	650	650,124

		650,124
INSURANCE—3.76%
Berkshire Hathaway Finance Corp.
0.79%, 01/10/14(c)	350	351,365
Berkshire Hathaway Inc.
0.90%, 02/11/13	850	852,317
1.17%, 08/15/14	1,703	1,725,389
MetLife Global Funding I
1.21%, 01/10/14(b)	1,200	1,203,953
MetLife Institutional Funding II
1.36%, 04/04/14(b)	1,000	1,005,757
Monumental Global Funding III
0.66%, 01/15/14(b)(c)	150	147,788
New York Life Global Funding
0.52%, 08/22/12(b)	500	500,013
0.59%, 06/18/14(b)	510	510,200
0.72%, 04/04/14(b)	500	501,209
Principal Life Income Fundings Trust
0.65%, 11/08/13	1,027	1,026,723
Sun Life Financial Global Funding LP
0.71%, 10/06/13(b)	1,200	1,189,783

		9,014,497
MACHINERY—0.50%
Caterpillar Inc.
0.64%, 05/21/13	1,200	1,203,469

		1,203,469
MANUFACTURING—0.40%
Eaton Corp.
0.80%, 06/16/14	950	952,067

		952,067
MINING—0.31%
BHP Billiton Finance (USA) Ltd.
0.74%, 02/18/14	750	752,441

		752,441

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

July 31, 2012

MULTI-NATIONAL—1.11%
African Development Bank
0.80%, 08/04/14	2,450	2,458,776
Inter-American Development Bank
0.92%, 05/20/14	200	202,118

		2,660,894
OFFICE & BUSINESS EQUIPMENT—0.42%
Xerox Corp.
1.29%, 05/16/14	500	498,378
1.87%, 09/13/13(c)	500	503,321

		1,001,699
OIL & GAS—1.84%
BP Capital Markets PLC
0.92%, 06/06/13	500	501,717
1.07%, 03/11/14	1,500	1,508,412
Total Capital Canada Ltd.
0.56%, 05/13/13(c)	400	400,159
0.84%, 01/17/14	2,000	2,010,080

		4,420,368
PHARMACEUTICALS—1.89%
Johnson & Johnson
0.47%, 05/15/13	850	851,922
0.56%, 05/15/14	1,200	1,205,873
Sanofi
0.66%, 03/28/13(c)	600	601,394
0.77%, 03/28/14	506	508,685
Teva Pharmaceutical Finance Co. BV
1.37%, 11/08/13	850	856,410
Teva Pharmaceutical Finance III BV
0.97%, 03/21/14	505	506,876

		4,531,160
RETAIL—0.48%
Target Corp.
0.63%, 07/18/14	1,150	1,153,413

		1,153,413
SAVINGS & LOANS—0.92%
SSIF Nevada LP
1.16%, 04/14/14(b)	2,200	2,202,950

		2,202,950
SEMICONDUCTORS—0.50%
Texas Instruments Inc.
0.65%, 05/15/13(c)	1,200	1,203,018

		1,203,018

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

July 31, 2012

TELECOMMUNICATIONS—1.53%
British Telecommunications PLC
1.59%, 12/20/13	500	501,898
Cisco Systems Inc.
0.72%, 03/14/14	1,500	1,507,290
Telefonica Emisiones SAU
0.80%, 02/04/13	500	492,761
Verizon Communications Inc.
1.07%, 03/28/14	1,150	1,159,786

		3,661,735

TOTAL CORPORATE BONDS & NOTES
(Cost: $235,814,610)		236,297,108

FOREIGN AGENCY OBLIGATIONS(a)(e)—1.19%

CANADA—0.46%
Ontario (Province of)
0.62%, 11/19/12	1,100	1,100,077

		1,100,077
MEXICO—0.31%
Pemex Project Funding Master Trust
1.07%, 12/03/12(f)	750	747,000

		747,000
NORWAY—0.42%
Kommunalbanken AS
0.59%, 03/10/14(b)	1,000	999,055

		999,055

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $2,848,630)		2,846,132

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.87%

MONEY MARKET FUNDS—6.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(d)(g)(h)	13,211,222	13,211,222
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(d)(g)(h)	1,217,883	1,217,883
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(d)(g)	2,069,673	2,069,673

		16,498,778

Schedule of Investments (Unaudited) (Continued)

iSHARES® FLOATING RATE NOTE FUND

July 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,498,778)	16,498,778

TOTAL INVESTMENTS IN SECURITIES—106.54%
(Cost: $255,162,018)	255,642,018
Other Assets, Less Liabilities—(6.54)%	(15,696,831)

NET ASSETS—100.00%	$239,945,187

(a)	Variable rates shown are as of report date.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	All or a portion of this security represents a security on loan. See Note 3.
(d)	Affiliated issuer. See Note 2.
(e)	Investments are denominated in U.S. dollars.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	The rate quoted is the annualized seven-day yield of the fund at period end.
(h)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® GLOBAL INFLATION-LINKED BOND FUND

July 31, 2012

Security		Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS—63.08%

AUSTRALIA—0.99%
Australia (Commonwealth of)
3.00%, 09/20/25	AUD	45	$66,325
4.00%, 08/20/20	AUD	42	85,762

			152,087
BRAZIL—11.35%
Brazil (Federative Republic of)
5.91%, 08/15/14	BRL	99	111,257
5.91%, 08/15/20	BRL	153	182,824
5.91%, 08/15/40	BRL	228	297,264
6.02%, 05/15/15	BRL	615	699,314
6.02%, 05/15/35	BRL	348	449,251

			1,739,910
CANADA—2.51%
Canada (Government of)
2.00%, 12/01/41	CAD	102	149,177
4.25%, 12/01/26	CAD	146	236,379

			385,556
CHILE—1.09%
Chile (Republic of)
4.48%, 10/15/23	CLP	67,738	166,879

			166,879
FRANCE—8.97%
France (Republic of)
0.45%, 07/25/16	EUR	425	547,403
1.10%, 07/25/22	EUR	173	230,151
2.50%, 07/25/13	EUR	113	144,699
3.15%, 07/25/32	EUR	253	452,898

			1,375,151
GERMANY—2.89%
Germany (Federal Republic of)
1.50%, 04/15/16	EUR	237	317,871
1.75%, 04/15/20	EUR	85	124,796

			442,667
ISRAEL—1.63%
Israel (State of)
0.50%, 06/30/13	ILS	240	64,261
3.50%, 04/30/18	ILS	357	119,732
4.00%, 05/30/36	ILS	180	65,288

			249,281

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND FUND

July 31, 2012

ITALY—4.50%
Italy (Republic of)
2.10%, 09/15/17	EUR	367	393,072
2.15%, 09/15/14	EUR	104	125,248
2.35%, 09/15/35	EUR	127	98,386
3.10%, 09/15/26	EUR	77	73,143

			689,849
JAPAN—1.55%
Japan (Government of)
1.10%, 09/10/16	JPY	6,687	91,309
1.20%, 12/10/17	JPY	10,568	147,021

			238,330
MEXICO—2.14%
United Mexican States
2.50%, 12/10/20	MXN	2,098	175,846
4.00%, 11/15/40	MXN	1,001	98,049
5.50%, 12/20/12	MXN	715	54,983

			328,878
POLAND—0.24%
Poland (Republic of)
3.00%, 08/24/16	PLN	118	36,693

			36,693
SOUTH AFRICA—1.21%
South Africa (Republic of)
2.50%, 01/31/17	ZAR	752	100,867
3.45%, 12/07/33	ZAR	577	84,876

			185,743
SOUTH KOREA—0.18%
Korea (Republic of)
2.75%, 06/10/20	KRW	26,838	27,181

			27,181
SWEDEN—1.33%
Sweden (Kingdom of)
3.50%, 12/01/15	SEK	485	98,427
3.50%, 12/01/28	SEK	375	105,935

			204,362
TURKEY—1.72%
Turkey (Republic of)
4.00%, 04/01/20	TRY	216	129,740
7.00%, 10/01/14	TRY	222	134,519

			264,259
UNITED KINGDOM—20.78%
United Kingdom
0.63%, 03/22/40(a)	GBP	261	469,762
0.63%, 11/22/42(a)	GBP	74	135,108

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND FUND

July 31, 2012

0.75%, 03/22/34(a)	GBP	39	69,329
0.75%, 11/22/47	GBP	60	114,055
1.25%, 11/22/17	GBP	101	182,683
1.25%, 11/22/27	GBP	166	320,475
1.25%, 11/22/55	GBP	205	473,980
1.88%, 11/22/22	GBP	114	228,198
2.50%, 07/26/16(a)	GBP	115	619,319
4.13%, 07/22/30	GBP	117	573,698

			3,186,607

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $9,910,316)			9,673,433

U.S. GOVERNMENT OBLIGATIONS—35.36%
U.S. Treasury Inflation-Indexed Bonds
1.13%, 01/15/21	USD	957	1,117,827
1.63%, 01/15/18	USD	622	719,887
1.88%, 07/15/13	USD	774	795,248
2.00%, 01/15/16	USD	587	654,125
2.00%, 01/15/26	USD	535	702,367
2.13%, 02/15/41	USD	259	391,380
3.88%, 04/15/29	USD	624	1,040,758

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $4,986,853)			5,421,592

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.23%

MONEY MARKET FUNDS—0.23%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	35,290	35,290

		35,290

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,290)		35,290

TOTAL INVESTMENTS IN SECURITIES—98.67%
(Cost: $14,932,459)		15,130,315
Other Assets, Less Liabilities—1.33%		204,570

NET ASSETS—100.00%		$15,334,885

AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CLP	- Chilean Peso
EUR	- Euro
GBP	- British Pound
ILS	- Israeli Shekel
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
PLN	- Polish Zloty

Schedule of Investments (Unaudited) (Continued)

iSHARES® GLOBAL INFLATION-LINKED BOND FUND

July 31, 2012

SEK	- Swedish Krona
TRY	- Turkish Lira
USD	- United States Dollar
ZAR	- South African Rand

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND FUND

July 31, 2012

Security		Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS—98.57%

AUSTRALIA—4.48%
Australia (Commonwealth of)
2.50%, 09/20/30	AUD	169	$240,346
3.00%, 09/20/25	AUD	479	705,994
4.00%, 08/20/15	AUD	228	435,848
4.00%, 08/20/20	AUD	573	1,170,037

			2,552,225
BRAZIL—15.27%
Brazil (Federative Republic of)
6.00%, 08/15/12	BRL	486	513,528
6.00%, 05/15/13	BRL	1,731	1,884,469
6.00%, 05/15/15	BRL	424	482,044
6.00%, 05/15/17	BRL	786	915,175
6.00%, 08/15/20	BRL	1,054	1,259,411
6.00%, 08/15/24	BRL	274	336,994
6.00%, 05/15/35	BRL	929	1,199,261
6.00%, 05/15/45	BRL	828	1,096,165
6.00%, 08/15/50	BRL	760	1,011,848

			8,698,895
CANADA—4.53%
Canada (Government of)
1.50%, 12/01/44	CAD	230	306,638
2.00%, 12/01/41	CAD	277	404,222
3.00%, 12/01/36	CAD	175	289,677
4.00%, 12/01/31	CAD	198	344,253
4.25%, 12/01/26	CAD	763	1,235,928

			2,580,718
CHILE—4.35%
Chile (Republic of)
3.00%, 07/01/13	CLP	158,054	325,251
3.00%, 02/01/21	CLP	519,321	1,118,322
3.00%, 03/01/27	CLP	112,896	243,699
3.00%, 01/01/30	CLP	135,475	294,714
3.00%, 01/01/40	CLP	22,579	49,297
4.50%, 08/01/24	CLP	180,646	448,675

			2,479,958
FRANCE—12.04%
France (Republic of)
0.45%, 07/25/16	EUR	809	1,041,270
1.00%, 07/25/17	EUR	1,236	1,641,401
1.10%, 07/25/22	EUR	1,016	1,351,779
1.60%, 07/25/15	EUR	726	959,717
1.80%, 07/25/40	EUR	265	405,781
1.85%, 07/25/27	EUR	75	108,666
2.25%, 07/25/20	EUR	114	165,110
3.15%, 07/25/32	EUR	450	805,638
3.40%, 07/25/29	EUR	214	379,977

			6,859,339

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND FUND

July 31, 2012

GERMANY—4.54%
Germany (Federal Republic of)
0.75%, 04/15/18	EUR	78	104,447
1.50%, 04/15/16	EUR	783	1,051,923
1.75%, 04/15/20	EUR	720	1,055,093
2.25%, 04/15/13	EUR	300	374,229

			2,585,692
ISRAEL—4.58%
Israel (State of)
0.50%, 06/30/13	ILS	1,471	393,867
3.50%, 04/30/18	ILS	1,644	551,374
4.00%, 07/31/24	ILS	1,908	701,789
4.00%, 05/30/36	ILS	1,146	415,763
5.00%, 04/30/15	ILS	1,462	546,983

			2,609,776
ITALY—6.66%
Italy (Republic of)
2.10%, 09/15/16	EUR	639	710,071
2.10%, 09/15/17	EUR	526	563,280
2.10%, 09/15/21	EUR	768	727,107
2.15%, 09/15/14	EUR	895	1,072,506
2.35%, 09/15/35	EUR	551	426,340
2.55%, 09/15/41	EUR	289	228,634
3.10%, 09/15/26	EUR	69	65,233

			3,793,171
JAPAN—4.46%
Japan (Government of)
1.00%, 06/10/16	JPY	19,859	269,157
1.10%, 09/10/16	JPY	54,591	745,466
1.20%, 12/10/17	JPY	70,189	976,442
1.40%, 03/10/18	JPY	39,343	552,611

			2,543,676
MEXICO—4.50%
United Mexican States
2.50%, 12/10/20	MXN	11,247	942,815
3.50%, 12/19/13	MXN	5,410	427,045
4.00%, 11/15/40	MXN	3,203	313,664
4.50%, 12/18/14	MXN	3,318	273,980
4.50%, 11/22/35	MXN	5,899	608,977

			2,566,481
POLAND—3.30%
Poland (Republic of)
2.75%, 08/25/23	PLN	2,296	692,935
3.00%, 08/24/16	PLN	3,827	1,187,193

			1,880,128

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND FUND

July 31, 2012

SOUTH AFRICA—4.52%
South Africa (Republic of)
2.50%, 01/31/17	ZAR	5,051	677,221
2.75%, 01/31/22	ZAR	2,946	397,908
3.45%, 12/07/33	ZAR	5,146	757,282
5.50%, 12/07/23	ZAR	4,329	743,833

			2,576,244
SOUTH KOREA—3.08%
Korea (Republic of)
1.50%, 06/10/21	KRW	721,612	672,357
2.75%, 03/10/17	KRW	483,728	464,740
2.75%, 06/10/20	KRW	608,980	616,761

			1,753,858
SWEDEN—4.51%
Sweden (Kingdom of)
3.50%, 12/01/15	SEK	4,485	910,193
3.50%, 12/01/28	SEK	3,660	1,033,931
4.00%, 12/01/20	SEK	2,480	623,015

			2,567,139
TURKEY—4.42%
Turkey (Republic of)
3.00%, 01/06/21	TRY	1,190	668,131
4.00%, 04/01/20	TRY	648	389,220
7.00%, 10/01/14	TRY	1,917	1,160,987
12.00%, 08/14/13	TRY	489	298,526

			2,516,864
UNITED KINGDOM—13.33%
United Kingdom
0.63%, 03/22/40(a)	GBP	395	709,143
0.63%, 11/22/42(a)	GBP	176	319,924
0.75%, 11/22/47	GBP	97	186,288
1.25%, 11/22/17	GBP	444	799,746
1.25%, 11/22/32	GBP	430	848,670
1.25%, 11/22/55	GBP	530	1,228,074
1.88%, 11/22/22	GBP	340	679,169
2.00%, 01/26/35	GBP	172	535,883
2.50%, 07/26/16(a)	GBP	157	844,232
2.50%, 07/17/24	GBP	186	972,690
4.13%, 07/22/30	GBP	96	471,849

			7,595,668

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $55,623,353)			56,159,832

Schedule of Investments (Unaudited) (Continued)

iSHARES® INTERNATIONAL INFLATION-LINKED BOND FUND

July 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.00%

MONEY MARKET FUNDS—0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(b)(c)	2,022	2,022

		2,022

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,022)		2,022

TOTAL INVESTMENTS IN SECURITIES—98.57%
(Cost: $55,625,375)		56,161,854
Other Assets, Less Liabilities—1.43%		812,513

NET ASSETS—100.00%		$56,974,367

AUD	- Australian Dollar
BRL	- Brazilian Real
CAD	- Canadian Dollar
CLP	- Chilean Peso
EUR	- Euro
GBP	- British Pound
ILS	- Israeli Shekel
JPY	- Japanese Yen
KRW	- South Korean Won
MXN	- Mexican Peso
PLN	- Polish Zloty
SEK	- Swedish Krona
TRY	- Turkish Lira
ZAR	- South African Rand

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Affiliated issuer. See Note 2.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® INDUSTRIALS SECTOR BOND FUND

July 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES—97.58%

AEROSPACE & DEFENSE—4.17%
Boeing Co. (The)
6.00%, 03/15/19	$100	$126,529
Lockheed Martin Corp.
3.35%, 09/15/21	100	105,714
Northrop Grumman Corp.
3.50%, 03/15/21	75	81,142
Raytheon Co.
3.13%, 10/15/20	150	161,053
United Technologies Corp.
1.80%, 06/01/17	50	51,649
3.10%, 06/01/22	50	53,543
5.70%, 04/15/40	50	66,306

		645,936
AGRICULTURE—3.52%
Altria Group Inc.
9.70%, 11/10/18	75	106,995
10.20%, 02/06/39	25	43,046
Archer-Daniels-Midland Co.
4.48%, 03/01/21(a)	100	116,116
Philip Morris International Inc.
2.90%, 11/15/21	150	157,604
Reynolds American Inc.
6.75%, 06/15/17	100	121,180

		544,941
AUTO PARTS & EQUIPMENT—0.55%
Johnson Controls Inc.
5.50%, 01/15/16	75	84,531

		84,531
BEVERAGES—4.42%
Anheuser-Busch InBev Worldwide Inc.
2.50%, 07/15/22	50	51,061
5.38%, 11/15/14	100	110,666
8.20%, 01/15/39	50	85,060
Coca-Cola Co. (The)
3.63%, 03/15/14	100	105,007
Diageo Capital PLC
4.83%, 07/15/20	100	118,356
PepsiCo Inc.
2.50%, 05/10/16	150	158,327
4.00%, 03/05/42	50	55,385

		683,862

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS SECTOR BOND FUND

July 31, 2012

BIOTECHNOLOGY—1.41%
Amgen Inc.
5.15%, 11/15/41 (Call 05/15/41)	100	111,945
Life Technologies Corp.
4.40%, 03/01/15	100	106,426

		218,371
CHEMICALS—2.81%
Dow Chemical Co. (The)
8.55%, 05/15/19(a)	125	168,314
E.I. du Pont de Nemours and Co.
6.00%, 07/15/18	100	126,211
Ecolab Inc.
5.50%, 12/08/41	50	62,195
Potash Corp. of Saskatchewan Inc.
3.25%, 12/01/17	50	54,074
Praxair Inc.
2.20%, 08/15/22	25	25,021

		435,815
COMMERCIAL SERVICES—0.75%
President and Fellows of Harvard College (The)
6.30%, 10/01/37 (Call 04/01/16)	100	116,750

		116,750
COMPUTERS—3.71%
Dell Inc.
5.88%, 06/15/19(a)	125	148,523
Hewlett-Packard Co.
4.30%, 06/01/21	100	102,653
4.75%, 06/02/14	150	158,314
International Business Machines Corp.
0.55%, 02/06/15	100	100,147
4.00%, 06/20/42	54	60,391
5.60%, 11/30/39	3	4,077

		574,105
COSMETICS & PERSONAL CARE—0.55%
Procter & Gamble Co. (The)
1.45%, 08/15/16	50	51,193
5.55%, 03/05/37	25	34,276

		85,469
DIVERSIFIED FINANCIAL SERVICES—4.86%
Caterpillar Financial Services Corp.
7.15%, 02/15/19	200	262,969
Ford Motor Credit Co. LLC
7.00%, 04/15/15	100	111,000
8.13%, 01/15/20	100	122,250
John Deere Capital Corp.
1.25%, 12/02/14(a)	150	152,360
Toyota Motor Credit Corp.
2.00%, 09/15/16	100	103,422

		752,001

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS SECTOR BOND FUND

July 31, 2012

ELECTRONICS—2.05%
Honeywell International Inc.
4.25%, 03/01/21(a)	100	117,743
Koninklijke Philips Electronics NV
5.75%, 03/11/18	100	120,116
Thermo Fisher Scientific Inc.
3.60%, 08/15/21 (Call 05/15/21)	75	80,128

		317,987
ENVIRONMENTAL CONTROL—1.34%
Republic Services Inc.
5.00%, 03/01/20	125	144,216
Waste Management Inc.
6.13%, 11/30/39	50	63,929

		208,145
FOOD—3.10%
General Mills Inc.
3.15%, 12/15/21 (Call 09/15/21)	50	52,259
Kellogg Co.
3.13%, 05/17/22	50	52,297
Kraft Foods Inc.
6.50%, 02/09/40	100	137,960
Kroger Co. (The)
6.15%, 01/15/20	100	120,600
Unilever Capital Corp.
4.25%, 02/10/21	100	117,633

		480,749
FOREST PRODUCTS & PAPER—1.03%
International Paper Co.
7.95%, 06/15/18	125	159,647

		159,647
HEALTH CARE - PRODUCTS—2.17%
Becton, Dickinson and Co.
3.13%, 11/08/21	75	79,874
Boston Scientific Corp.
6.00%, 01/15/20	75	90,538
Covidien International Finance SA
6.00%, 10/15/17	50	60,534
Medtronic Inc.
3.00%, 03/15/15	100	105,721

		336,667
HOUSEHOLD PRODUCTS & WARES—0.79%
Kimberly-Clark Corp.
6.13%, 08/01/17	100	122,753

		122,753
IRON & STEEL—0.77%
ArcelorMittal SA
9.85%, 06/01/19	100	119,201

		119,201

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS SECTOR BOND FUND

July 31, 2012

MEDIA—8.52%
CBS Corp.
3.38%, 03/01/22 (Call 12/01/21)	25	25,881
Comcast Corp.
6.95%, 08/15/37	50	68,583
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc.
6.00%, 08/15/40 (Call 05/15/40)	100	116,289
NBCUniversal Media LLC
5.15%, 04/30/20	250	295,601
News America Inc.
6.65%, 11/15/37	75	96,916
Time Warner Cable Inc.
4.00%, 09/01/21 (Call 06/01/21)	100	110,147
7.30%, 07/01/38	75	103,072
8.25%, 02/14/14	100	110,469
Time Warner Inc.
7.70%, 05/01/32	125	172,927
Viacom Inc.
6.88%, 04/30/36	50	67,494
Walt Disney Co. (The)
0.88%, 12/01/14	150	151,580

		1,318,959
MINING—5.72%
Alcoa Inc.
5.40%, 04/15/21 (Call 01/15/21)(a)	100	102,584
Barrick Gold Corp.
2.90%, 05/30/16	50	52,410
Barrick North America Finance LLC
4.40%, 05/30/21	100	108,596
BHP Billiton Finance (USA) Ltd.
1.13%, 11/21/14	100	100,968
Newmont Mining Corp.
4.88%, 03/15/42 (Call 09/15/41)	25	25,735
Rio Tinto Finance (USA) Ltd.
3.75%, 09/20/21	200	221,323
Southern Copper Corp.
5.38%, 04/16/20	50	56,315
Teck Resources Ltd.
5.20%, 03/01/42	25	24,020
10.75%, 05/15/19 (Call 05/15/14)	50	60,250
Vale Overseas Ltd.
8.25%, 01/17/34	100	132,876

		885,077
OFFICE & BUSINESS EQUIPMENT—0.68%
Xerox Corp.
4.25%, 02/15/15	100	105,948

		105,948

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS SECTOR BOND FUND

July 31, 2012

OIL & GAS—10.75%
Anadarko Petroleum Corp.
6.38%, 09/15/17	150	178,591
Apache Corp.
5.10%, 09/01/40 (Call 03/01/40)	50	60,383
BP Capital Markets PLC
4.74%, 03/11/21	100	118,884
Canadian Natural Resources Ltd.
5.70%, 05/15/17(a)	100	117,827
ConocoPhillips
6.50%, 02/01/39	100	145,098
Devon Energy Corp.
2.40%, 07/15/16 (Call 06/15/16)	50	51,979
5.60%, 07/15/41 (Call 01/15/41)	50	60,906
Encana Corp.
6.50%, 02/01/38	50	59,937
Ensco PLC
4.70%, 03/15/21	100	111,694
Hess Corp.
5.60%, 02/15/41	50	56,871
Husky Energy Inc.
7.25%, 12/15/19	100	126,624
Nexen Inc.
6.40%, 05/15/37	25	31,445
Petrohawk Energy Corp.
7.25%, 08/15/18 (Call 08/15/14)	75	84,656
Phillips 66
4.30%, 04/01/22(b)	50	54,580
Shell International Finance BV
6.38%, 12/15/38	50	74,978
Suncor Energy Inc.
6.50%, 06/15/38	75	97,395
Total Capital
3.00%, 06/24/15	50	53,231
Transocean Inc.
6.38%, 12/15/21	100	119,349
Valero Energy Corp.
6.63%, 06/15/37	50	59,730

		1,664,158
OIL & GAS SERVICES—1.27%
Halliburton Co.
7.45%, 09/15/39	25	39,376
Weatherford International Ltd.
4.50%, 04/15/22 (Call 01/15/22)	25	26,094
9.63%, 03/01/19	100	131,652

		197,122
PHARMACEUTICALS—6.47%
Abbott Laboratories
5.30%, 05/27/40	50	66,800
5.88%, 05/15/16	100	118,089

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS SECTOR BOND FUND

July 31, 2012

Allergan Inc.
3.38%, 09/15/20	20	21,831
AstraZeneca PLC
5.90%, 09/15/17(a)	125	151,346
Express Scripts Holding Co.
3.13%, 05/15/16	100	105,215
GlaxoSmithKline Capital Inc.
6.38%, 05/15/38	50	72,439
Johnson & Johnson
5.95%, 08/15/37	50	72,256
Novartis Capital Corp.
2.90%, 04/24/15	150	159,156
Pfizer Inc.
7.20%, 03/15/39	75	121,013
Schering-Plough Corp./Merck & Co. Inc.
6.55%, 09/15/37	75	114,379

		1,002,524
RETAIL—6.74%
CVS Caremark Corp.
5.75%, 06/01/17	100	119,753
Home Depot Inc. (The)
5.88%, 12/16/36	50	67,182
Lowe’s Companies Inc.
3.80%, 11/15/21 (Call 08/15/21)	100	108,847
Macy’s Retail Holdings Inc.
7.88%, 07/15/15(a)	100	117,753
McDonald’s Corp.
5.35%, 03/01/18	100	120,440
Target Corp.
7.00%, 01/15/38	100	149,352
Wal-Mart Stores Inc.
1.63%, 04/15/14	100	102,165
6.50%, 08/15/37	150	223,047
Yum! Brands Inc.
6.88%, 11/15/37	25	34,774

		1,043,313
SEMICONDUCTORS—1.06%
Intel Corp.
3.30%, 10/01/21	150	163,617

		163,617
SOFTWARE—1.89%
Microsoft Corp.
1.63%, 09/25/15	100	103,699
Oracle Corp.
5.38%, 07/15/40	50	65,363
5.75%, 04/15/18	100	123,169

		292,231
TELECOMMUNICATIONS—12.66%
America Movil SAB de CV
5.00%, 03/30/20	150	174,969
AT&T Inc.
3.88%, 08/15/21	50	56,434
5.10%, 09/15/14	100	109,383
5.35%, 09/01/40	175	214,008
6.30%, 01/15/38	50	66,145

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS SECTOR BOND FUND

July 31, 2012

Cellco Partnership/Verizon Wireless Capital LLC
8.50%, 11/15/18	100	139,177
CenturyLink Inc.
6.45%, 06/15/21	50	55,364
7.65%, 03/15/42	50	51,373
Cisco Systems Inc.
5.90%, 02/15/39	50	68,612
Deutsche Telekom International Finance BV
8.75%, 06/15/30	50	73,760
France Telecom SA
2.75%, 09/14/16	75	77,370
8.50%, 03/01/31	50	73,787
Qwest Corp.
7.50%, 10/01/14	50	56,289
Telecom Italia Capital SA
4.95%, 09/30/14(a)	125	124,687
Telefonica Emisiones SAU
3.99%, 02/16/16	65	61,100
5.46%, 02/16/21	50	45,063
Verizon Communications Inc.
2.00%, 11/01/16	150	156,751
7.75%, 12/01/30	150	223,376
Vodafone Group PLC
2.88%, 03/16/16	125	132,187

		1,959,835
TRANSPORTATION—3.82%
Burlington Northern Santa Fe Corp.
7.00%, 12/15/25	100	135,948
Canadian National Railway Co.
2.85%, 12/15/21 (Call 09/15/21)	100	104,580
CSX Corp.
4.75%, 05/30/42 (Call 11/30/41)	50	54,753
7.38%, 02/01/19	50	64,157
Norfolk Southern Corp.
3.00%, 04/01/22 (Call 01/01/22)	50	51,912
4.84%, 10/01/41	50	57,747
United Parcel Service Inc.
5.13%, 04/01/19	100	122,269

		591,366

TOTAL CORPORATE BONDS & NOTES
(Cost: $14,665,917)		15,111,080

Security	Shares	Value

SHORT-TERM INVESTMENTS—7.53%

MONEY MARKET FUNDS—7.53%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	822,662	822,662
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	75,838	75,838
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	266,889	266,889

		1,165,389

Schedule of Investments (Unaudited) (Continued)

iSHARES® INDUSTRIALS SECTOR BOND FUND

July 31, 2012

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,165,389)	1,165,389

TOTAL INVESTMENTS IN SECURITIES—105.11%
(Cost: $15,831,306)	16,276,469
Other Assets, Less Liabilities—(5.11)%	(791,078)

NET ASSETS—100.00%	$15,485,391

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

July 31, 2012

Security	Principal (000s)	Value

FOREIGN AGENCY OBLIGATIONS(a)—18.17%

BRAZIL—1.03%
Banco Nacional de Desenvolvimento Economico e Social
6.50%, 06/10/19(b)	$44,500	$53,956,250

		53,956,250
CHILE—0.92%
Corporacion Nacional del Cobre de Chile
3.75%, 11/04/20(b)	27,300	29,278,977
3.88%, 11/03/21(b)	17,806	19,248,820

		48,527,797
CHINA—2.12%
Sinochem Overseas Capital Co. Ltd.
4.50%, 11/12/20(b)	25,397	26,084,626
Sinopec Group Overseas Development 2012 Ltd.
2.75%, 05/17/17(b)	28,100	29,190,280
3.90%, 05/17/22(b)	20,000	21,632,000
3.90%, 05/17/22(c)	15,000	16,150,485
4.88%, 05/17/42(b)	15,500	17,983,100

		111,040,491
INDONESIA—1.52%
Majapahit Holding BV
7.75%, 01/20/20(b)	23,300	28,513,375
PT Pertamina (Persero) Tbk
5.25%, 05/23/21(b)	41,400	44,556,750
6.00%, 05/03/42(b)	6,500	6,955,000

		80,025,125
KAZAKHSTAN—2.45%
KazMunaiGas National Co.
6.38%, 04/09/21(b)	52,190	60,148,975
9.13%, 07/02/18(b)	45,461	57,962,775
11.75%, 01/23/15(b)	8,500	10,285,000

		128,396,750
MALAYSIA—2.24%
Penerbangan Malaysia Bhd
5.63%, 03/15/16(b)	14,605	16,416,020
Petronas Capital Ltd.
5.25%, 08/12/19(b)	66,376	77,006,023
7.88%, 05/22/22(b)	17,164	24,251,016

		117,673,059
MEXICO—2.69%
Comision Federal de Electricidad
4.88%, 05/26/21(b)	6,266	7,049,250
Pemex Project Funding Master Trust
6.63%, 06/15/35	40,495	51,833,600
Petroleos Mexicanos
8.00%, 05/03/19	62,745	82,195,950

		141,078,800

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

July 31, 2012

PHILIPPINES—1.16%
Power Sector Assets & Liabilities Management Corp.
7.25%, 05/27/19(b)	47,615	61,006,719

		61,006,719
RUSSIA—1.21%
Russian Agricultural Bank OJSC Via RSHB Capital SA
6.30%, 05/15/17(b)	8,603	9,366,516
Russian Railways
5.74%, 04/03/17	22,820	24,987,900
Vnesheconombank Via VEB Finance PLC
6.80%, 11/22/25(b)	7,300	8,395,000
6.90%, 07/09/20(b)	18,308	20,504,960

		63,254,376
SOUTH AFRICA—0.69%
Eskom Holdings Ltd.
5.75%, 01/26/21(b)	32,457	36,351,840

		36,351,840
UKRAINE—0.50%
Naftogaz of Ukraine
9.50%, 09/30/14	26,605	26,338,950

		26,338,950
VENEZUELA—1.64%
Petroleos de Venezuela SA
5.38%, 04/12/27	14,091	8,172,780
5.50%, 04/12/37(b)	7,960	4,577,000
8.50%, 11/02/17(b)	45,578	38,285,352
9.00%, 11/17/21(b)	25,329	18,996,750
12.75%, 02/17/22(b)	16,700	16,115,500

		86,147,382

TOTAL FOREIGN AGENCY OBLIGATIONS
(Cost: $895,532,569)		953,797,539

FOREIGN GOVERNMENT OBLIGATIONS(a)—78.99%

ARGENTINA—1.82%
Argentina (Republic of)
2.50%, 12/31/38(d)	92,115	29,937,375
8.28%, 12/31/33	32,799	21,073,639
8.28%, 12/31/33(e)	67,329	44,773,738

		95,784,752
BELARUS—0.38%
Belarus (Republic of)
8.75%, 08/03/15(b)	20,530	20,068,075

		20,068,075

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

July 31, 2012

BRAZIL—6.62%
Brazil (Federative Republic of)
5.88%, 01/15/19	9,500	11,756,250
6.00%, 01/17/17	33,500	39,781,250
7.13%, 01/20/37	95,016	146,324,640
8.00%, 01/15/18	41,367	49,020,290
10.13%, 05/15/27	34,696	61,411,920
11.00%, 08/17/40 (Call 08/17/15)	30,365	39,019,025

		347,313,375
BULGARIA—0.58%
Bulgaria (Republic of)
8.25%, 01/15/15(b)	26,700	30,204,375

		30,204,375
CHILE—0.93%
Chile (Republic of)
3.25%, 09/14/21	6,574	7,129,043
3.88%, 08/05/20	36,756	41,768,783

		48,897,826
COLOMBIA—5.08%
Colombia (Republic of)
6.13%, 01/18/41	62,240	86,046,800
7.38%, 01/27/17	74,528	93,160,000
7.38%, 03/18/19	36,859	49,022,470
7.38%, 09/18/37	24,618	38,465,625

		266,694,895
CROATIA—2.09%
Croatia (Republic of)
6.38%, 03/24/21(b)	21,750	22,185,000
6.63%, 07/14/20(b)	67,410	69,769,350
6.75%, 11/05/19(b)	16,958	17,657,517

		109,611,867
DOMINICAN REPUBLIC—0.64%
Dominican Republic
7.50%, 05/06/21(b)	30,763	33,377,855

		33,377,855
EGYPT—0.37%
Egypt (Arab Republic of)
5.75%, 04/29/20(b)	20,522	19,547,205

		19,547,205
EL SALVADOR—0.43%
El Salvador (Republic of)
7.65%, 06/15/35(b)	21,083	22,769,640

		22,769,640

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

July 31, 2012

HUNGARY—2.49%
Hungary (Republic of)
4.75%, 02/03/15	22,444	22,163,450
6.25%, 01/29/20	13,228	13,492,560
6.38%, 03/29/21	43,890	44,767,800
7.63%, 03/29/41	47,772	50,160,600

		130,584,410
INDONESIA—5.14%
Indonesia (Republic of)
4.88%, 05/05/21(b)	6,020	6,817,650
5.25%, 01/17/42(b)	23,838	26,846,356
6.63%, 02/17/37(b)	73,116	96,330,330
6.88%, 03/09/17(b)	3,000	3,570,000
6.88%, 01/17/18(b)	107,477	130,047,170
8.50%, 10/12/35(b)	4,000	6,220,000

		269,831,506
IRAQ—0.92%
Iraq (Republic of)
5.80%, 01/15/28(b) (Call 08/30/12)	55,414	48,487,250

		48,487,250
IVORY COAST—0.79%
Ivory Coast (Republic of)
3.75%, 12/31/32(b)(d)(f)	52,655	41,597,450

		41,597,450
LEBANON—2.30%
Lebanon (Republic of)
6.10%, 10/04/22(b)	20,411	19,951,752
6.38%, 03/09/20	26,344	26,344,000
8.25%, 04/12/21(b)	48,724	54,083,640
9.00%, 03/20/17	18,143	20,592,305

		120,971,697
LITHUANIA—2.61%
Lithuania (Republic of)
6.13%, 03/09/21(b)	8,000	9,110,000
6.63%, 02/01/22(b)	39,240	46,401,300
6.75%, 01/15/15(b)	30,500	33,245,000
7.38%, 02/11/20(b)	40,061	48,473,810

		137,230,110
MEXICO—4.69%
United Mexican States
3.63%, 03/15/22	17,170	18,929,925
5.63%, 01/15/17	74,686	87,644,021
6.05%, 01/11/40	28,190	38,972,675
6.75%, 09/27/34	69,007	100,405,185

		245,951,806
PANAMA—1.59%
Panama (Republic of)
5.20%, 01/30/20	16,923	20,096,063
6.70%, 01/26/36	44,528	63,118,440

		83,214,503

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

July 31, 2012

PERU—4.35%
Peru (Republic of)
6.55%, 03/14/37	116,799	171,402,532
7.13%, 03/30/19	42,676	56,225,630
8.75%, 11/21/33	500	868,750

		228,496,912
PHILIPPINES—5.80%
Philippines (Republic of the)
5.00%, 01/13/37	11,014	12,844,527
7.75%, 01/14/31	157,921	237,671,105
8.38%, 06/17/19	39,498	54,112,260

		304,627,892
POLAND—4.17%
Poland (Republic of)
5.00%, 10/19/15	50,292	55,824,120
5.00%, 03/23/22	50,120	57,136,800
5.13%, 04/21/21	45,516	52,343,400
6.38%, 07/15/19	43,915	53,686,087

		218,990,407
ROMANIA—0.94%
Romania (Republic of)
6.75%, 02/07/22(b)	46,406	49,074,345

		49,074,345
RUSSIA—6.03%
Russian Federation (The)
3.25%, 04/04/17(b)	29,600	30,562,000
3.63%, 04/29/15(b)	16,200	16,929,000
5.00%, 04/29/20(b)	39,000	44,216,250
5.63%, 04/04/42(b)	26,600	31,487,750
7.50%, 03/31/30(b)(d)	95,606	119,626,789
11.00%, 07/24/18(b)	26,200	37,531,500
12.75%, 06/24/28(b)	19,100	36,409,375

		316,762,664
SERBIA—0.38%
Serbia (Republic of)
7.25%, 09/28/21(b)	19,904	20,152,800

		20,152,800
SOUTH AFRICA—2.75%
South Africa (Republic of)
4.67%, 01/17/24	15,831	17,750,509
5.50%, 03/09/20	37,790	44,828,387
5.88%, 05/30/22	36,645	44,890,125
6.88%, 05/27/19	29,254	37,152,580

		144,621,601
SRI LANKA—0.84%
Sri Lanka (Democratic Socialist Republic of)
6.25%, 10/04/20(b)	30,680	32,214,000
6.25%, 07/27/21(b)	11,406	11,805,210

		44,019,210

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

July 31, 2012

TURKEY—7.03%
Turkey (Republic of)
6.00%, 01/14/41	26,378	30,499,563
6.75%, 04/03/18	74,868	88,063,485
6.75%, 05/30/40	32,134	40,770,012
6.88%, 03/17/36	79,098	100,652,205
7.00%, 09/26/16	7,000	8,085,000
7.00%, 03/11/19	13,000	15,697,500
7.00%, 06/05/20	10,636	13,029,100
7.25%, 03/15/15	54,712	61,003,880
7.50%, 07/14/17	9,500	11,328,750

		369,129,495
UKRAINE—1.58%
Ukraine (Government of)
6.25%, 06/17/16(b)	10,200	9,307,500
6.58%, 11/21/16(b)	13,118	11,970,175
7.75%, 09/23/20(b)	67,027	61,497,273

		82,774,948
URUGUAY—2.20%
Uruguay (Republic of)
7.63%, 03/21/36	75,481	115,485,930

		115,485,930
VENEZUELA—3.02%
Venezuela (Bolivarian Republic of)
5.75%, 02/26/16(b)	14,463	12,727,440
7.00%, 03/31/38(b)	5,300	3,551,000
7.75%, 10/13/19(b)	13,561	10,780,995
8.25%, 10/13/24(b)	16,668	12,459,330
9.00%, 05/07/23(b)	26,763	21,142,770
9.25%, 09/15/27	19,108	15,821,424
9.25%, 05/07/28(b)	10,500	8,216,250
9.38%, 01/13/34	7,782	6,108,870
11.75%, 10/21/26(b)	34,498	31,910,650
11.95%, 08/05/31(b)	20,361	19,027,354
12.75%, 08/23/22(b)	16,806	16,721,970

		158,468,053
VIETNAM—0.43%
Vietnam (Socialist Republic of)
6.75%, 01/29/20(b)	20,499	22,497,653

		22,497,653

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $3,829,025,180)		4,147,240,507

U.S. GOVERNMENT OBLIGATIONS—0.17%
U.S. Treasury Notes
3.25%, 06/30/16	8,000	8,873,128

TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost: $8,098,066)		8,873,128

Schedule of Investments (Unaudited) (Continued)

iSHARES® J.P. MORGAN USD EMERGING MARKETS BOND FUND

July 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS—1.33%

MONEY MARKET FUNDS—1.33%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(g)(h)	69,813,316	69,813,316

		69,813,316

TOTAL SHORT-TERM INVESTMENTS
(Cost: $69,813,316)		69,813,316

TOTAL INVESTMENTS IN SECURITIES—98.66%
(Cost: $4,802,469,131)		5,179,724,490
Other Assets, Less Liabilities—1.34%		70,381,865

NET ASSETS—100.00%		$5,250,106,355

(a)	Investments are denominated in U.S. dollars.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(d)	Step coupon security. Coupon rate increases in increments until maturity. Interest rate shown reflects the rate currently in effect. Maturity date shown reflects final maturity date.
(e)	Payment-in-kind (PIK) security. Income may be paid in cash or additional securities at the issuer’s discretion.
(f)	Issuer is in default of interest payments.
(g)	Affiliated issuer. See Note 2.
(h)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

July 31, 2012

Security		Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS—94.98%

AUSTRALIA—3.96%
Australia (Commonwealth of)
4.50%, 10/21/14	AUD	1,675	$1,830,233
5.50%, 12/15/13	AUD	1,391	1,515,785
6.25%, 06/15/14	AUD	2,443	2,734,092
6.25%, 04/15/15	AUD	879	1,013,456

			7,093,566
AUSTRIA—4.46%
Austria (Republic of)
3.40%, 10/20/14(a)	EUR	2,138	2,829,005
3.50%, 07/15/15(a)	EUR	125	169,283
3.80%, 10/20/13(a)	EUR	1,911	2,461,894
4.30%, 07/15/14(a)	EUR	1,903	2,538,841

			7,999,023
BELGIUM—4.44%
Belgium (Kingdom of)
3.50%, 03/28/15	EUR	1,410	1,867,781
4.00%, 03/28/13	EUR	635	801,785
4.00%, 03/28/14	EUR	2,566	3,347,333
4.25%, 09/28/14	EUR	1,093	1,453,246
8.00%, 03/28/15	EUR	333	489,396

			7,959,541
CANADA—4.49%
Canada (Government of)
1.00%, 02/01/15	CAD	744	739,769
1.50%, 11/01/13	CAD	714	716,094
2.00%, 12/01/14	CAD	857	872,108
2.25%, 08/01/14	CAD	668	681,763
2.50%, 09/01/13	CAD	1,351	1,368,482
2.50%, 06/01/15	CAD	900	931,895
3.00%, 06/01/14	CAD	999	1,031,234
4.50%, 06/01/15	CAD	875	954,573
5.00%, 06/01/14	CAD	701	749,034

			8,044,952
DENMARK—4.36%
Denmark (Kingdom of)
2.00%, 11/15/14	DKK	21,448	3,741,273
5.00%, 11/15/13	DKK	23,074	4,081,996

			7,823,269
FINLAND—2.52%
Finland (Republic of)
3.13%, 09/15/14	EUR	2,152	2,827,494
4.25%, 07/04/15	EUR	1,225	1,693,609

			4,521,103

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

July 31, 2012

FRANCE—7.55%
France (Republic of)
2.00%, 09/25/13	EUR	639	804,525
2.00%, 07/12/15	EUR	175	226,675
2.50%, 01/12/14	EUR	2,672	3,407,225
2.50%, 01/15/15	EUR	455	592,430
3.00%, 07/12/14	EUR	2,376	3,091,520
3.50%, 04/25/15	EUR	2,174	2,918,247
4.00%, 04/25/14	EUR	848	1,115,433
4.50%, 07/12/13	EUR	1,077	1,381,742

			13,537,797
GERMANY—8.36%
Germany (Federal Republic of)
0.25%, 12/13/13	EUR	285	352,571
0.75%, 09/13/13	EUR	1,466	1,821,520
2.25%, 04/10/15	EUR	609	795,930
2.50%, 02/27/15	EUR	2,176	2,856,187
3.75%, 07/04/13	EUR	762	971,146
3.75%, 01/04/15	EUR	1,007	1,354,589
4.00%, 10/11/13	EUR	1,918	2,476,793
4.25%, 01/04/14	EUR	306	400,189
4.25%, 07/04/14	EUR	2,958	3,946,926

			14,975,851
IRELAND—3.10%
Ireland (Republic of)
4.00%, 01/15/14	EUR	3,089	3,823,165
4.50%, 02/18/15	EUR	1,393	1,732,241

			5,555,406
ITALY—7.92%
Italy (Republic of)
2.25%, 11/01/13	EUR	1,966	2,391,627
2.50%, 03/01/15	EUR	1,050	1,228,448
3.00%, 04/01/14	EUR	872	1,060,082
3.00%, 04/15/15	EUR	1,440	1,701,746
3.50%, 06/01/14	EUR	1,071	1,308,929
3.75%, 12/15/13	EUR	773	954,625
4.25%, 07/01/14	EUR	380	470,081
4.25%, 08/01/14	EUR	1,596	1,972,335
4.25%, 02/01/15	EUR	1,614	1,985,765
6.00%, 11/15/14	EUR	876	1,115,863

			14,189,501
JAPAN—22.69%
Japan (Government of)
0.10%, 10/15/13	JPY	722,000	9,244,558
0.20%, 08/15/13	JPY	267,500	3,428,624
0.30%, 06/20/15	JPY	112,450	1,448,100
0.40%, 06/20/15	JPY	132,700	1,713,750
0.50%, 12/20/14	JPY	466,250	6,026,684
0.60%, 09/20/14	JPY	379,050	4,905,082
1.60%, 06/20/14	JPY	307,800	4,052,161
1.60%, 09/20/14	JPY	205,400	2,713,989
5.00%, 09/22/14	JPY	505,400	7,147,430

			40,680,378

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

July 31, 2012

NETHERLANDS—4.54%
Netherlands (Kingdom of the)
0.75%, 04/15/15(a)	EUR	1,045	1,310,495
1.00%, 01/15/14(a)	EUR	656	819,757
2.75%, 01/15/15(a)	EUR	1,187	1,559,253
3.25%, 07/15/15(a)	EUR	200	268,864
3.75%, 07/15/14(a)	EUR	1,107	1,463,435
4.25%, 07/15/13(a)	EUR	2,122	2,717,987

			8,139,791
NORWAY—0.38%
Norway (Kingdom of)
5.00%, 05/15/15	NOK	3,767	687,981

			687,981
PORTUGAL—3.76%
Portugal (Republic of)
3.60%, 10/15/14	EUR	1,864	2,108,496
4.38%, 06/16/14	EUR	1,732	2,017,297
5.45%, 09/23/13(b)	EUR	2,114	2,614,587

			6,740,380
SPAIN—4.63%
Spain (Kingdom of)
2.50%, 10/31/13	EUR	1,586	1,900,399
3.00%, 04/30/15	EUR	1,615	1,857,798
3.30%, 10/31/14	EUR	868	1,027,197
3.40%, 04/30/14	EUR	475	570,611
4.00%, 07/30/15	EUR	300	351,542
4.20%, 07/30/13	EUR	683	838,608
4.25%, 01/31/14	EUR	181	221,163
4.40%, 01/31/15	EUR	396	477,426
4.75%, 07/30/14	EUR	867	1,059,694

			8,304,438
SWEDEN—1.25%
Sweden (Kingdom of)
6.75%, 05/05/14	SEK	13,795	2,235,171

			2,235,171
SWITZERLAND—2.81%
Switzerland (Confederation of)
4.00%, 02/11/13	CHF	438	459,755
4.25%, 01/06/14	CHF	4,184	4,575,828

			5,035,583
UNITED KINGDOM—3.76%
United Kingdom
2.25%, 03/07/14	GBP	1,173	1,901,923
2.75%, 01/22/15	GBP	2,128	3,549,700
5.00%, 09/07/14	GBP	746	1,290,192

			6,741,815

TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost: $177,191,251)			170,265,546

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP 1-3 YEAR INTERNATIONAL TREASURY BOND FUND

July 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS—0.02%

MONEY MARKET FUNDS—0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	30,028	30,028

		30,028

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,028)		30,028

TOTAL INVESTMENTS IN SECURITIES—95.00%
(Cost: $177,221,279)		170,295,574
Other Assets, Less Liabilities—5.00%		8,964,362

NET ASSETS—100.00%		$179,259,936

AUD	- Australian Dollar
CAD	- Canadian Dollar
CHF	- Swiss Franc
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
JPY	- Japanese Yen
NOK	- Norwegian Krone
SEK	- Swedish Krona

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

July 31, 2012

Security		Principal (000s)	Value

FOREIGN GOVERNMENT OBLIGATIONS—95.43%

AUSTRALIA—4.27%
Australia (Commonwealth of)
4.25%, 07/21/17	AUD	293	$330,995
4.75%, 06/15/16	AUD	775	879,896
4.75%, 04/21/27	AUD	806	984,151
5.25%, 03/15/19	AUD	1,917	2,318,526
5.50%, 12/15/13	AUD	704	767,155
5.50%, 01/21/18	AUD	794	953,139
5.50%, 04/21/23	AUD	490	627,099
5.75%, 05/15/21	AUD	726	929,215
5.75%, 07/15/22	AUD	1,208	1,567,273
6.00%, 02/15/17	AUD	1,140	1,372,745
6.25%, 06/15/14	AUD	553	618,892
6.25%, 04/15/15	AUD	1,867	2,152,586

			13,501,672
AUSTRIA—4.64%
Austria (Republic of)
3.40%, 10/20/14(a)	EUR	4,360	5,769,160
3.40%, 11/22/22(a)	EUR	236	328,700
3.50%, 09/15/21(a)	EUR	967	1,365,853
3.65%, 04/20/22(a)	EUR	635	904,704
3.80%, 10/20/13(a)	EUR	717	923,693
3.90%, 07/15/20(a)	EUR	1,107	1,598,772
4.15%, 03/15/37(a)	EUR	1,395	2,146,553
4.30%, 09/15/17(a)	EUR	348	503,234
4.35%, 03/15/19(a)	EUR	605	892,086
6.25%, 07/15/27	EUR	128	233,839

			14,666,594
BELGIUM—4.60%
Belgium (Kingdom of)
3.00%, 09/28/19	EUR	600	785,978
3.25%, 09/28/16	EUR	4,553	6,104,329
4.00%, 03/28/14	EUR	282	367,867
4.00%, 03/28/19	EUR	340	474,606
4.00%, 03/28/22	EUR	428	595,194
4.25%, 09/28/13	EUR	858	1,106,608
4.25%, 09/28/22	EUR	71	100,255
4.25%, 03/28/41	EUR	206	291,341
5.00%, 03/28/35	EUR	236	364,176
5.50%, 03/28/28	EUR	2,734	4,347,208

			14,537,562
CANADA—4.37%
Canada (Government of)
1.50%, 11/01/13	CAD	1,866	1,871,473
2.00%, 08/01/13	CAD	1,574	1,584,757
2.00%, 12/01/14	CAD	310	315,465
2.25%, 08/01/14	CAD	622	634,815
2.50%, 06/01/15	CAD	348	360,333
2.75%, 06/01/22	CAD	223	243,847
3.00%, 12/01/15	CAD	517	546,004

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

July 31, 2012

3.50%, 12/01/45	CAD	292	374,799
3.75%, 06/01/19	CAD	3,450	3,953,990
4.00%, 06/01/17	CAD	541	607,088
4.00%, 06/01/41	CAD	492	668,812
5.00%, 06/01/37	CAD	1,089	1,636,933
5.75%, 06/01/29	CAD	339	512,650
5.75%, 06/01/33	CAD	175	276,430
9.00%, 06/01/25	CAD	122	220,173

			13,807,569
DENMARK—4.16%
Denmark (Kingdom of)
2.00%, 11/15/14	DKK	5,335	930,608
4.00%, 11/15/15	DKK	3,789	712,292
4.00%, 11/15/17	DKK	9,385	1,860,396
4.00%, 11/15/19	DKK	5,590	1,147,679
4.50%, 11/15/39	DKK	12,335	3,129,648
5.00%, 11/15/13	DKK	8,433	1,491,873
7.00%, 11/10/24	DKK	14,371	3,872,344

			13,144,840
FINLAND—3.01%
Finland (Republic of)
1.75%, 04/15/16	EUR	200	260,579
2.75%, 07/04/28	EUR	1,019	1,367,355
3.13%, 09/15/14	EUR	1,925	2,529,241
4.00%, 07/04/25	EUR	328	499,769
4.25%, 07/04/15	EUR	967	1,336,914
4.38%, 07/04/19	EUR	2,354	3,529,615

			9,523,473
FRANCE—6.09%
France (Republic of)
2.50%, 01/15/15	EUR	2,305	3,001,211
3.00%, 04/25/22	EUR	400	532,867
3.50%, 04/25/20	EUR	2,730	3,801,360
3.50%, 04/25/26	EUR	545	746,462
4.00%, 10/25/13	EUR	1,070	1,381,670
4.00%, 10/25/38	EUR	1,329	1,924,123
4.00%, 04/25/55	EUR	193	284,630
4.00%, 04/25/60	EUR	173	256,422
4.25%, 10/25/18	EUR	1,337	1,937,830
5.00%, 10/25/16	EUR	2,634	3,833,449
5.75%, 10/25/32	EUR	10	17,790
8.50%, 04/25/23	EUR	780	1,537,666

			19,255,480
GERMANY—6.25%
Germany (Federal Republic of)
0.50%, 04/07/17	EUR	775	963,041
2.25%, 09/04/21	EUR	468	631,627
2.50%, 07/04/44	EUR	267	357,593
3.25%, 07/04/42	EUR	493	764,255
3.50%, 07/04/19	EUR	449	655,729
3.75%, 01/04/15	EUR	2,254	3,032,019
3.75%, 01/04/19	EUR	853	1,255,793
4.00%, 10/11/13	EUR	322	415,812
4.00%, 01/04/37	EUR	27	45,629
4.25%, 07/04/17	EUR	5,298	7,770,065

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

July 31, 2012

4.75%, 07/04/28	EUR	1,713	2,948,651
4.75%, 07/04/40	EUR	188	362,097
5.50%, 01/04/31	EUR	300	570,816

			19,773,127
IRELAND—3.82%
Ireland (Republic of)
4.00%, 01/15/14	EUR	1,626	2,012,452
4.40%, 06/18/19	EUR	330	370,805
4.50%, 10/18/18	EUR	1,360	1,561,314
4.50%, 04/18/20	EUR	3,152	3,523,838
4.60%, 04/18/16	EUR	1,616	1,970,939
5.00%, 10/18/20	EUR	516	595,738
5.40%, 03/13/25	EUR	1,622	1,872,726
5.90%, 10/18/19	EUR	142	172,889

			12,080,701
ITALY—6.00%
Italy (Republic of)
3.00%, 04/01/14	EUR	326	396,315
3.00%, 06/15/15	EUR	1,859	2,190,631
3.00%, 11/01/15	EUR	604	705,837
3.75%, 12/15/13	EUR	50	61,748
3.75%, 08/01/16	EUR	404	475,114
3.75%, 03/01/21	EUR	399	426,574
3.75%, 08/01/21	EUR	938	992,840
4.00%, 02/01/17	EUR	393	462,445
4.00%, 09/01/20	EUR	219	239,605
4.00%, 02/01/37	EUR	625	564,782
4.25%, 08/01/13	EUR	582	724,309
4.25%, 08/01/14	EUR	399	493,084
4.25%, 02/01/15	EUR	587	722,208
4.25%, 02/01/19	EUR	198	226,391
4.25%, 09/01/19	EUR	150	169,706
4.25%, 03/01/20	EUR	25	27,932
4.50%, 02/01/18	EUR	150	176,718
4.50%, 08/01/18	EUR	166	194,470
4.50%, 03/01/19	EUR	150	172,883
4.50%, 02/01/20	EUR	2,046	2,329,220
4.50%, 03/01/26	EUR	389	405,500
4.75%, 09/15/16	EUR	236	286,668
4.75%, 09/01/21	EUR	376	428,030
4.75%, 08/01/23	EUR	188	209,242
5.00%, 03/01/22	EUR	564	651,422
5.00%, 08/01/39	EUR	282	279,878
5.00%, 09/01/40	EUR	355	351,288
5.25%, 08/01/17	EUR	666	818,180
5.50%, 09/01/22	EUR	100	118,767
6.00%, 11/15/14	EUR	502	639,456
6.00%, 05/01/31	EUR	989	1,150,065
6.50%, 11/01/27	EUR	267	327,356
7.25%, 11/01/26	EUR	691	911,235
9.00%, 11/01/23	EUR	420	623,670

			18,953,569
JAPAN—21.96%
Japan (Government of)
0.10%, 10/15/13	JPY	433,800	5,554,417
0.90%, 06/20/14	JPY	323,900	4,209,580
1.10%, 12/20/21	JPY	130,950	1,732,698

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

July 31, 2012

1.10%, 03/20/33	JPY	45,150	524,324
1.50%, 09/20/15	JPY	970,000	12,963,224
1.50%, 12/20/17	JPY	655,650	8,962,005
1.60%, 06/20/30	JPY	1,750	22,707
1.80%, 09/20/31	JPY	120,950	1,604,608
1.80%, 11/22/32	JPY	62,900	830,063
1.90%, 12/20/28	JPY	34,550	473,755
1.90%, 03/20/29	JPY	20,550	281,251
2.00%, 09/20/41	JPY	85,650	1,137,500
2.10%, 12/20/21	JPY	176,750	2,545,472
2.10%, 03/20/25	JPY	106,300	1,525,548
2.10%, 12/20/26	JPY	227,400	3,237,058
2.10%, 12/20/27	JPY	82,700	1,170,496
2.20%, 09/21/20	JPY	851,100	12,326,783
2.20%, 09/20/28	JPY	105,650	1,509,091
2.20%, 03/20/30	JPY	261,300	3,708,453
2.20%, 03/20/31	JPY	86,550	1,222,039
2.20%, 03/20/49	JPY	14,750	200,018
2.20%, 03/20/50	JPY	14,850	200,677
2.20%, 03/20/51	JPY	19,750	265,348
2.40%, 03/20/48	JPY	45,950	657,132
2.50%, 09/20/36	JPY	145,150	2,136,716
2.50%, 09/20/37	JPY	29,050	427,370

			69,428,333
NETHERLANDS—4.50%
Netherlands (Kingdom of the)
2.50%, 01/15/33(b)	EUR	357	459,690
2.75%, 01/15/15(b)	EUR	3,387	4,449,190
3.75%, 01/15/23(b)	EUR	4,749	6,988,879
3.75%, 01/15/42(b)	EUR	306	492,609
4.00%, 07/15/19(b)	EUR	165	242,207
4.00%, 01/15/37(b)	EUR	71	115,706
4.25%, 07/15/13(b)	EUR	472	604,567
4.50%, 07/15/17(b)	EUR	600	877,664

			14,230,512
NORWAY—0.98%
Norway (Kingdom of)
3.75%, 05/25/21	NOK	1,750	338,371
4.25%, 05/19/17	NOK	3,681	694,067
4.50%, 05/22/19	NOK	5,517	1,092,082
5.00%, 05/15/15	NOK	5,381	982,752

			3,107,272
PORTUGAL—4.40%
Portugal (Republic of)
3.35%, 10/15/15	EUR	2,087	2,193,629
3.60%, 10/15/14	EUR	1,116	1,262,383
3.85%, 04/15/21	EUR	1,153	880,386
4.10%, 04/15/37	EUR	1,139	694,410
4.20%, 10/15/16	EUR	836	835,596
4.35%, 10/16/17	EUR	914	861,331
4.38%, 06/16/14	EUR	961	1,119,297
4.45%, 06/15/18	EUR	925	829,959
4.75%, 06/14/19	EUR	1,324	1,150,773
4.80%, 06/15/20	EUR	1,128	946,566
4.95%, 10/25/23(b)	EUR	1,404	1,073,660
5.45%, 09/23/13(b)	EUR	1,130	1,397,580
6.40%, 02/15/16	EUR	605	677,024
			13,922,594

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

July 31, 2012

SPAIN—4.30%
Spain (Kingdom of)
2.30%, 04/30/13	EUR	523	636,320
2.50%, 10/31/13	EUR	366	438,554
3.00%, 04/30/15	EUR	3,038	3,494,730
3.30%, 10/31/14	EUR	150	177,511
3.40%, 04/30/14	EUR	610	732,784
3.80%, 01/31/17	EUR	144	160,473
4.00%, 07/30/15	EUR	121	141,788
4.00%, 04/30/20	EUR	566	594,825
4.10%, 07/30/18	EUR	519	565,170
4.20%, 01/31/37	EUR	198	166,153
4.30%, 10/31/19	EUR	587	631,597
4.40%, 01/31/15	EUR	236	284,527
4.60%, 07/30/19	EUR	376	413,925
4.70%, 07/30/41	EUR	593	527,120
4.75%, 07/30/14	EUR	300	366,676
4.80%, 01/31/24	EUR	2,434	2,515,286
4.90%, 07/30/40	EUR	350	320,082
5.50%, 07/30/17	EUR	564	670,257
5.75%, 07/30/32	EUR	657	696,795
5.85%, 01/31/22	EUR	50	57,699

			13,592,272
SWEDEN—3.85%
Sweden (Kingdom of)
3.00%, 07/12/16	SEK	6,840	1,085,318
3.50%, 06/01/22	SEK	9,515	1,674,107
3.50%, 03/30/39	SEK	9,030	1,753,556
3.75%, 08/12/17	SEK	8,390	1,397,190
4.25%, 03/12/19	SEK	7,640	1,342,794
4.50%, 08/12/15	SEK	2,560	416,778
5.00%, 12/01/20	SEK	6,560	1,248,286
6.75%, 05/05/14	SEK	20,100	3,256,756

			12,174,785
SWITZERLAND—2.87%
Switzerland (Confederation of)
2.25%, 07/06/20	CHF	100	118,253
2.50%, 03/12/16	CHF	510	573,132
3.00%, 05/12/19	CHF	2,697	3,298,775
4.00%, 02/11/23	CHF	413	572,768
4.00%, 04/08/28	CHF	1,232	1,854,473
4.25%, 01/06/14	CHF	1,511	1,652,504
4.25%, 06/05/17	CHF	798	988,573

			9,058,478
UNITED KINGDOM—5.36%
United Kingdom
1.75%, 01/22/17	GBP	996	1,647,313
2.25%, 03/07/14	GBP	689	1,117,157
2.75%, 01/22/15	GBP	683	1,139,307
3.75%, 09/07/20	GBP	97	181,901
3.75%, 09/07/21	GBP	194	365,173
3.75%, 07/22/52	GBP	538	979,334
4.00%, 09/07/16	GBP	622	1,119,396

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P/CITIGROUP INTERNATIONAL TREASURY BOND FUND

July 31, 2012

4.00%, 03/07/22	GBP	2,197	4,220,138
4.00%, 01/22/60	GBP	196	382,407
4.25%, 06/07/32	GBP	146	291,429
4.25%, 12/07/55	GBP	221	447,960
4.75%, 12/07/38	GBP	2,262	4,843,224
5.00%, 03/07/25	GBP	97	206,025

			16,940,764

TOTAL FOREIGN GOVERNMENT OBLIGATIONS			301,699,597
(Cost: $299,817,477)

Security		Shares	Value

SHORT-TERM INVESTMENTS—0.14%

MONEY MARKET FUNDS—0.14%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)		454,451	454,451

			454,451

TOTAL SHORT-TERM INVESTMENTS			454,451

(Cost: $454,451)
TOTAL INVESTMENTS IN SECURITIES—95.57%			302,154,048
(Cost: $300,271,928)
Other Assets, Less Liabilities - 4.43%			13,988,123

NET ASSETS—100.00%			$316,142,171

AUD	- Australian Dollar
CAD	- Canadian Dollar
CHF	- Swiss Franc
DKK	- Danish Krone
EUR	- Euro
GBP	- British Pound
JPY	- Japanese Yen
NOK	- Norwegian Krone
SEK	- Swedish Krona

(a)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedules of investments.

Schedule of Investments (Unaudited)

iSHARES® UTILITIES SECTOR BOND FUND

July 31, 2012

Security	Principal (000s)	Value

CORPORATE BONDS & NOTES—98.04%

DIVERSIFIED FINANCIAL SERVICES—1.71%
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18(a)	$150	$177,705

		177,705
ELECTRIC—65.80%
Alabama Power Co.
6.00%, 03/01/39	150	210,662
Ameren Corp.
8.88%, 05/15/14	150	167,402
Appalachian Power Co.
7.00%, 04/01/38	75	104,539
Arizona Public Service Co.
8.75%, 03/01/19	100	133,826
Commonwealth Edison Co.
1.63%, 01/15/14	200	202,759
Consolidated Edison Co. of New York Inc. Series 08-B
6.75%, 04/01/38	150	229,775
Consumers Energy Co. Series P
5.50%, 08/15/16	200	233,396
Dominion Resources Inc.
1.80%, 03/15/14	150	152,972
DTE Energy Co.
6.35%, 06/01/16	200	236,018
Duke Energy Carolinas LLC
6.05%, 04/15/38	150	206,019
7.00%, 11/15/18	150	195,682
Entergy Louisiana LLC
5.40%, 11/01/24	100	121,683
Exelon Generation Co. LLC
5.60%, 06/15/42 (Call 12/15/41)(b)	90	96,590
6.25%, 10/01/39	150	168,775
FirstEnergy Corp. Series C
7.38%, 11/15/31	175	232,094
Florida Power & Light Co.
4.05%, 06/01/42 (Call 12/01/41)	25	28,189
5.69%, 03/01/40	150	207,196
Florida Power Corp.
6.40%, 06/15/38(a)	150	211,723
Indiana Michigan Power Co.
7.00%, 03/15/19	150	188,445
Kansas City Power & Light Co.
5.30%, 10/01/41 (Call 04/01/41)	50	59,410
Kentucky Utilities Co.
5.13%, 11/01/40 (Call 05/01/40)	100	127,266
MidAmerican Energy Holdings Co.
6.13%, 04/01/36	250	327,634
Nevada Power Co.
6.50%, 08/01/18	100	125,339
7.13%, 03/15/19	100	129,187

Schedule of Investments (Unaudited) (Continued)

iSHARES® UTILITIES SECTOR BOND FUND

July 31, 2012

Nisource Finance Corp.
5.45%, 09/15/20	200	228,256
NSTAR Electric Co.
5.63%, 11/15/17	150	177,175
Oncor Electric Delivery Co.
7.00%, 05/01/32	100	125,366
Pacific Gas & Electric Co.
5.80%, 03/01/37	100	132,373
6.05%, 03/01/34	125	166,864
Progress Energy Inc.
3.15%, 04/01/22 (Call 01/01/22)	100	102,956
PSEG Power LLC
5.32%, 09/15/16	150	167,416
Public Service Electric & Gas Co.
3.95%, 05/01/42 (Call 11/01/41)	50	54,936
Puget Sound Energy Inc.
5.76%, 10/01/39	100	134,665
San Diego Gas & Electric Co.
3.00%, 08/15/21	150	159,271
Scottish Power Ltd.
5.38%, 03/15/15	25	25,821
South Carolina Electric & Gas Co.
6.63%, 02/01/32	100	139,198
Southern California Edison Co. Series 08-A
5.95%, 02/01/38	150	207,918
Southern Power Co. Series D
4.88%, 07/15/15	50	54,646
TECO Finance Inc.
6.57%, 11/01/17	175	210,348
TransAlta Corp.
4.75%, 01/15/15	100	104,786
Virginia Electric and Power Co.
8.88%, 11/15/38	150	265,725
Xcel Energy Inc.
4.70%, 05/15/20 (Call 11/15/19)	250	294,687

		6,848,988
GAS—3.80%
Atmos Energy Corp.
8.50%, 03/15/19	100	133,225
National Grid PLC
6.30%, 08/01/16	125	144,534
Sempra Energy
6.50%, 06/01/16	100	117,951

		395,710
PIPELINES—26.11%
CenterPoint Energy Resources Corp.
4.50%, 01/15/21 (Call 10/15/20)	100	109,388
El Paso Natural Gas Co.
5.95%, 04/15/17	75	84,647
Enbridge Energy Partners LP
4.20%, 09/15/21 (Call 06/15/21)	150	162,220
Enbridge Inc.
5.80%, 06/15/14	100	108,585
Energy Transfer Partners LP
5.95%, 02/01/15	150	163,644
6.50%, 02/01/42 (Call 08/01/41)	100	114,117

Schedule of Investments (Unaudited) (Continued)

iSHARES® UTILITIES SECTOR BOND FUND

July 31, 2012

Enterprise Products Operating LLC
5.20%, 09/01/20	350	409,255
Kinder Morgan Energy Partners LP
5.80%, 03/15/35	250	276,227
Magellan Midstream Partners LP
4.25%, 02/01/21(a)	125	135,759
ONEOK Partners LP
6.13%, 02/01/41 (Call 08/01/40)	100	116,544
Panhandle Eastern Pipe Line Co. LP
6.20%, 11/01/17	75	85,605
Plains All American Pipeline LP
5.00%, 02/01/21	175	201,929
Southern Natural Gas Co. LLC
5.90%, 04/01/17(b)	125	144,814
Spectra Energy Capital LLC
5.67%, 08/15/14	100	107,665
TransCanada PipeLines Ltd.
7.63%, 01/15/39	175	276,049
Williams Companies Inc. (The)
7.88%, 09/01/21	50	63,795
Williams Partners LP
6.30%, 04/15/40	125	157,654

		2,717,897
WATER—0.62%
American Water Capital Corp.
6.59%, 10/15/37	50	65,056

		65,056

TOTAL CORPORATE BONDS & NOTES		10,205,356
(Cost: $9,843,185)

Security	Shares	Value

SHORT-TERM INVESTMENTS—6.04%

MONEY MARKET FUNDS—6.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.25%(c)(d)(e)	480,230	480,230
BlackRock Cash Funds: Prime, SL Agency Shares
0.22%(c)(d)(e)	44,270	44,270
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%(c)(d)	104,067	104,067

		628,567

TOTAL SHORT-TERM INVESTMENTS		628,567

(Cost: $628,567)
TOTAL INVESTMENTS IN SECURITIES—104.08%		10,833,923
(Cost: $10,471,752)
Other Assets, Less Liabilities—(4.08)%		(425,127)

NET ASSETS—100.00%		$10,408,796

Schedule of Investments (Unaudited) (Continued)

iSHARES® UTILITIES SECTOR BOND FUND

July 31, 2012

(a)	All or a portion of this security represents a security on loan. See Note 3.
(b)	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Affiliated issuer. See Note 2.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.
(e)	All or a portion of this security represents an investment of securities lending collateral. See Note 3.

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These schedules of investments relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares Fund	iShares Fund
Aaa-A Rated Corporate Bond[a]	Floating Rate Note
Baa-Ba Rated Corporate Bond[b]	Global Inflation-Linked Bond
B-Ca Corporate Bond[b]	International Inflation-Linked Bond
Barclays CMBS Bond[a]	Industrials Sector Bond[a]
Barclays GNMA Bond[a]	J.P. Morgan USD Emerging Markets Bond
Barclays TIPS Bond	S&P/Citigroup 1-3 Year International Treasury Bond
Barclays U.S. Treasury Bond[a]	S&P/Citigroup International Treasury Bond
Barclays 0-5 Year TIPS Bond	Utilities Sector Bond[a]
Financials Sector Bond[a]

[a]	The Fund commenced operations on February 14, 2012.
[b]	The Fund commenced operations on April 24, 2012.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Trustees of the Trust (the “Board”).

•

Fixed income investments are valued at the last available bid price received from independent pricing services. In determining the value of a fixed income investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 – Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of July 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total
Aaa-A Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$15,123,713	$—	$15,123,713
Short-Term Investments	1,154,230	—	—	1,154,230

	$1,154,230	$15,123,713	$—	$16,277,943

Baa-Ba Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$10,226,944	$—	$10,226,944
Short-Term Investments	279,794	—	—	279,794

	$279,794	$10,226,944	$—	$10,506,738

B-Ca Rated Corporate Bond
Assets:
Corporate Bonds & Notes	$—	$9,636,988	$—	$9,636,988
Short-Term Investments	354,154	—	—	354,154

	$354,154	$9,636,988	$—	$9,991,142

Barclays CMBS Bond
Assets:
Collateralized Mortgage Obligations	$—	$39,406,204	$—	$39,406,204
Short-Term Investments	412,374	—	—	412,374

	$412,374	$39,406,204	$—	$39,818,578

Barclays GNMA Bond
Assets:
U.S. Government Agency Obligations	$—	$5,037,305	$—	$5,037,305
Short-Term Investments	2,316,431	—	—	2,316,431

	$2,316,431	$5,037,305	$—	$7,353,736

Barclays TIPS Bond
Assets:
U.S. Government Obligations	$—	$23,093,109,945	$—	$23,093,109,945
Short-Term Investments	6,189,625,210	—	—	6,189,625,210

	$6,189,625,210	$23,093,109,945	$—	$29,282,735,155

Barclays U.S. Treasury Bond
Assets:
U.S. Government Obligations	$—	$421,477,318	$—	$421,477,318
Short-Term Investments	148,822,645	—	—	148,822,645

	$148,822,645	$421,477,318	$—	$570,299,963

Barclays 0-5 Year TIPS Bond
Assets:
U.S. Government Obligations	$—	$358,815,711	$—	$358,815,711
Short-Term Investments	78,428,448	—	—	78,428,448

	$78,428,448	$358,815,711	$—	$437,244,159

Financials Sector Bond
Assets:
Corporate Bonds & Notes	$—	$9,900,711	$—	$9,900,711
Short-Term Investments	1,037,889	—	—	1,037,889

	$1,037,889	$9,900,711	$—	$10,938,600

Floating Rate Note
Assets:
Corporate Bonds & Notes	$—	$236,297,108	$—	$236,297,108
Foreign Agency Obligations	—	2,846,132	—	2,846,132
Short-Term Investments	16,498,778	—	—	16,498,778

	$16,498,778	$239,143,240	$—	$255,642,018

Global Inflation-Linked Bond
Assets:
Foreign Government Obligations	$—	$9,673,433	$—	$9,673,433
U.S. Government Obligations	—	5,421,592	—	5,421,592
Short-Term Investments	35,290	—	—	35,290

	$35,290	$15,095,025	$—	$15,130,315

International Inflation-Linked Bond
Assets:
Foreign Government Obligations	$—	$56,159,832	$—	$56,159,832
Short-Term Investments	2,022	—	—	2,022

	$2,022	$56,159,832	—	$56,161,854

Industrials Sector Bond
Assets:
Corporate Bonds & Notes	$—	$15,111,080	$—	$15,111,080
Short-Term Investments	1,165,389	—	—	1,165,389

	$1,165,389	$15,111,080	$—	$16,276,469

J.P. Morgan USD Emerging Markets Bond
Assets:
Foreign Agency Obligations	$—	$953,797,539	$—	$953,797,539
Foreign Government Obligations	—	4,147,240,507	—	4,147,240,507
U.S. Government Obligations	—	8,873,128	—	8,873,128
Short-Term Investments	69,813,316	—	—	69,813,316

	$69,813,316	$5,109,911,174	$—	$5,179,724,490

S&P/Citigroup 1-3 Year International Treasury Bond
Assets:
Foreign Government Obligations	$—	$170,265,546	$—	$170,265,546
Short-Term Investments	30,028	—	—	30,028

	$30,028	$170,265,546	$—	$170,295,574

S&P/Citigroup International Treasury Bond
Assets:
Foreign Government Obligations	$—	$301,699,597	$—	$301,699,597
Short-Term Investments	454,451	—	—	454,451

	$454,451	$301,699,597 $	—	$302,154,048

Utilities Sector Bond
Assets:
Corporate Bonds & Notes	$—	$10,205,356	$—	$10,205,356
Short-Term Investments	628,567	—	—	628,567

	$628,567	$10,205,356	$—	$10,833,923

WHEN-ISSUED/TBA TRANSACTIONS

The iShares Barclays GNMA Bond Fund may purchase mortgage pass-through securities on a when-issued or to-be-announced (“TBA”) basis, with payment and delivery scheduled for a future date. The Fund may enter into a TBA agreement, sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities (a “TBA roll”). A TBA roll is treated by the Fund as a purchase transaction and a sale transaction in which the Fund realizes a gain or loss. The Fund’s use of TBA rolls may cause the Fund to experience higher portfolio turnover and higher transaction costs. The Fund could be exposed to possible risk if there is adverse market action, expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

FEDERAL INCOME TAXES

As of July 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Aaa-A Rated Corporate Bond	$15,828,220	$451,516	$(1,793)	$449,723
Baa-Ba Rated Corporate Bond	10,243,431	283,561	(20,254)	263,307
B-Ca Rated Corporate Bond	9,905,131	234,721	(148,710)	86,011
Barclays CMBS Bond	39,538,498	363,851	(83,771)	280,080
Barclays GNMA Bond	7,322,612	31,135	(11)	31,124
Barclays TIPS Bond	26,595,210,530	2,741,020,214	(53,495,589)	2,687,524,625
Barclays U.S. Treasury Bond	557,965,677	12,334,286	—	12,334,286
Barclays 0-5 Year TIPS Bond	435,834,757	1,907,891	(498,489)	1,409,402
Financials Sector Bond	10,639,081	301,886	(2,367)	299,519
Floating Rate Note	255,175,769	680,817	(214,568)	466,249
Global Inflation-Linked Bond	14,936,846	678,137	(484,668)	193,469
International Inflation-Linked Bond	55,681,562	1,840,909	(1,360,617)	480,292
Industrials Sector Bond	15,831,306	458,440	(13,277)	445,163
J.P. Morgan USD Emerging Markets Bond	4,814,136,166	401,935,472	(36,347,148)	365,588,324
S&P/Citigroup 1-3 Year International Treasury Bond	177,423,461	980,697	(8,108,584)	(7,127,887)
S&P/Citigroup International Treasury Bond	301,625,261	9,516,663	(8,987,876)	528,787
Utilities Sector Bond	10,471,752	386,337	(24,166)	362,171

2. TRANSACTIONS WITH AFFILIATES

Each Fund may invest its positive cash balances in certain money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or an affiliate. BFA is a California corporation owned by BlackRock, Inc. (“BlackRock”).

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the nine months ended July 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Principal Held at Beginning of Period (000s)	Principal Purchased (000s)	Principal Sold (000s)	Principal Held at End of Period (000s)	Value at End of Period (000s)	Interest Income	Net Realized Gain (Loss)
Aaa-A Rated Corporate Bond
PNC Funding Corp.
2.70%, 09/19/16	$—	$150	$—	$150	$158,273	$1,350	$—

Financials Sector Bond
PNC Funding Corp.
2.70%, 09/19/16	$—	$200	$—	$200	$211,030	$1,801	$—

Floating Rate Note
PNC Funding Corp.
0.65%, 01/31/14	$400	$5	$(150)	$255	$253,782	$2,143	$(1,652)

3. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities plus the interest accrued on such securities, if any, for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan plus accrued interest, if any. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of July 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA.

Item 2.	Controls and Procedures.

(a)

The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the certifications filed with this Form N-Q.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)

Certifications of the President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed with this Form N-Q as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	September 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	September 19, 2012

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	September 19, 2012